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                                    WILSHIRE
                               TARGET FUNDS, INC.







                                 ANNUAL REPORT



                         Large Company Growth Portfolio
                          Large Company Value Portfolio
                         Small Company Growth Portfolio
                          Small Company Value Portfolio









                                ---------------
                                August 31, 1997






                          Wilshire Target Funds, Inc.

Shareholder Letter                                          1

Large Company Growth Portfolio:
        Fund Commentary                                     4

Large Company Value Portfolio:
        Fund Commentary                                     6

Small Company Growth Portfolio:
        Fund Commentary                                     8

Small Company Value Portfolio:
        Fund Commentary                                    10

Statements of Investments:
        Large Company Growth Portfolio                     12
        Large Company Value Portfolio                      21
        Small Company Growth Portfolio                     28
        Small Company Value Portfolio                      34

Statements of Assets and Liabilities                       42
Statements of Operations                                   44
Statements of Changes in Net Assets                        45

Financial Highlights:
        Large Company Growth Portfolio                     49
        Large Company Value Portfolio                      51
        Small Company Growth Portfolio                     53
        Small Company Value Portfolio                      55

Notes to Financial Statements                              57

                          ----------------------------


     THIS REPORT IS FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF LARGE COMPANY GROWTH PORTFOLIO, LARGE COMPANY VALUE PORTFOLIO, SMALL COMPANY GROWTH PORTFOLIO, AND SMALL COMPANY VALUE PORTFOLIO. ITS USE IN CONNECTION WITH ANY OFFERING OF A PORTFOLIO'S SHARES IS AUTHORIZED ONLY IF ACCOMPANIED OR PRECEDED BY THE PORTFOLIO'S CURRENT PROSPECTUS.


     Wilshire  Target Funds,  Inc. are  distributed by First Data  Distributors,
Inc.










DEAR SHAREHOLDER,

Greetings to all shareholders of the Wilshire Target Funds, Inc. (the "Fund"). The past 12 months proved to be very rewarding for U.S. equity market investors. The 1990's were supposed to be a decade of more tempered results relative to what most investors agreed was an exceptional period in the 80's. Instead, what we have seen is continued economic growth and strong market performance. During the decade ended December 31, 1989, the market, as measured by the Wilshire 5000 Index, advanced at the rate of 16.6% compounded annually. So far this decade through August 27, 1997, the index has advanced at a 15.8% annual rate. Consequently, while expectations have been reduced, the financial rewards have not.

We think this fact is particularly relevant since it is our belief that those who engage in attempting to predict the level of the market in the future are delving into an activity for which there is little evidence of success. We believe investors would do better by focusing more on obtaining market exposure and less on trying to determine when to get in or out. Our goal with the Fund is to deliver the best focused exposures possible for long-term investors.

Investors who focus on the long term rather than worrying about short term market gyrations have typically experienced significant growth in their portfolios. Over the past two years, many analysts predicted a market correction. Those who chose to heed that advice missed what has turned out to be an exceptional bull market environment. We are not saying that the market does not turn south periodically; quite the contrary! First of all, we believe it is inevitable that corrections will occur after steep advances and secondly, it is healthy for the market to go through a correction every once in a while. The problem is that these market turns are practically impossible to predict. We believe that if too much attention is placed on market timing it shifts attention away from what we feel is the real issue for investors -- making sure their investments provide sufficient market exposure.

The four distinct segments of the equity market are represented by the Large Company Value, Large Company Growth, Small Company Value and Small Company Growth Portfolios (the "Portfolios"). Investors looking for focused exposures to each equity style category should find that the Portfolios are managed very diligently and adhere to the specific characteristics that define that style. This report covers the twelve month period ended August 31, 1997 for both classes of shares of the Portfolios -- Investment Class and Institutional Class.

THE STYLE APPROACH

Investors either explicitly or implicitly make style decisions every time they select a mutual fund. Imbedded in the fund description is information that helps to separate that product from all others.



                                       1



Style categories have emerged over time reflecting the very different investment criteria used by money managers. Our Portfolios are oriented to the fundamental profiles of four styles. The growth portfolios focus on companies whose financial characteristics include above average earnings growth, sales growth and return on equity. Conversely, value portfolios seek companies with above average earnings yield, dividend yield and book-to-price ratios. We construct our Portfolios using fundamental criteria, which enables us to keep our focus true to the style definitions.

In order to maintain proper style exposure in each Portfolio, changes are made over time as companies' characteristics change. Stocks are sold if they no longer meet the criteria of that particular Portfolio. For example, value stocks can no longer be as attractive from a value perspective after a strong relative advance as they were previously. Consequently, the Portfolios require constant vigilance and monitoring to make sure that each Portfolio has the most appropriate stocks given its style orientation.

MARKET ENVIRONMENT

During the year ended August 31, 1997 we saw a continuation of the trend where large company stocks outperformed small company stocks.




                                  [BAR CHART]


               U.S. Equity              Large                    Small
               Securities             Companies                Companies
                  37.3%                 40.6%                    29.5%
               -----------            ---------                ---------
                Wilshire                S & P                   Wilshire
                  5000                   500                    Next 1750
                 Index                  Index                    Index


The Wilshire 5000 Index, comprised of all U. S. equity securities, advanced 37.3% for the twelve months ended August 31, 1997. Large companies, as measured by the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index"), rose 40.6% and small companies, as measured by the Wilshire Next 1750 Index, climbed 29.5% during such time period.




                                       2



While both large and small stocks enjoyed strong absolute levels of return it was a year that was most rewarding for large growth stocks. Growth dominated value in both size categories, despite the fact that small growth companies performed poorly in late 1996 and early 1997. While many analysts have warned recently that large growth stocks have gotten ahead of themselves and are due for a correction, we would point out that market timing among investment styles can be as difficult and as risky as market timing among asset classes.

While we would like to see our shareholders use the Portfolios for all their investment needs, we realize that many of you will have some of your portfolio in other investments as well. On or about November 1, 1997, the Fund will begin offering two new bond portfolios, Intermediate Corporate Bond Portfolio and Long-Term Corporate Bond Portfolio (the "Bond Portfolios"). The goal of each Bond Portfolio is to provide as high a level of current income as Wilshire believes is consistent with prudent risk of capital. We hope the addition of these two new Portfolios will help each investor in pursuing their investment goals.


                                        Sincerely,


                                        /s/ Thomas D. Stevens

                                        Thomas D. Stevens
                                        President and Chairman of the Board


October 1, 1997



                                       3



LARGE COMPANY GROWTH PORTFOLIO
FUND COMMENTARY

     The Large Company Growth Portfolio continued to show very strong performance for the fiscal year ended August 31, 1997. In fact, it was one of a select group of U.S. equity funds to outperform the S&P 500 Index total return of 40.61% for the period. The Portfolio's Investment Class Shares earned a total return of 40.91% and its Institutional Class Shares earned a return of 40.99%. Much of the performance for this Portfolio can be attributed to its holdings in the Technology sector. With a 30% Technology sector weighting and an average return of 77% on its holdings in the Technology sector it is easy to see why. Some of the big contributors to this performance were Microsoft Corporation, Intel Corporation and Compaq Computer Corporation which represented almost half the weight of this sector in the Portfolio. The most heavily weighted sector was Consumer Non-Durables, representing nearly 41% of the Portfolio. Companies including Merck & Company, Inc., Wal-Mart Stores, Inc., Procter & Gamble Company and Gillette Company made this another solid performing sector.

                                   [CALL-OUT]

                            PORTFOLIO INFORMATION(1)
                            (As of August 31, 1997)

                     Average 5-Year Sales Growth      20.7%
                     Average 5-Year Earnings Growth   17.6%
                     Average 5-Year Return on Equity  25.0%

                     (1) All averages are  dollar-weighted
                         averages.  The 5-year numbers are
                         calculated  based on the  results
                         for  the  5-year   period   ended
                         August   31,   1997   for   those
                         securities   in  the  Portfolio's
                         holdings  as of August  31,  1997
                         whose   issuers   have   been  in
                         existence for at least 5 years.

The fundamentals of the Large Company Growth Portfolio remained strong. Five-year earnings growth, return on equity and sales growth ratios used in the selection of companies for inclusion in the Portfolio all remained well above the averages for companies in the S&P 500 Index. We believe this is indicative of a Portfolio of high quality companies and demonstrates an established record of sustained growth and corresponding earnings. The Large Company Growth Portfolio seeks out these high quality companies exclusively rather than trying to identify next years turnaround success story in hopes of hitting a home run. The Portfolio continues to focus on fundamentals and track record as a means to identify and invest in the very best large capitalization companies.

                                  [PIE CHART]

                           PORTFOLIO SECTOR WEIGHTING*
                            (As of August 31, 1997)

                    Materials & Services               5.26%
                    Capital Goods                      9.54%
                    Consumer Durables                  1.31%
                    Consumer Non-Durables             40.97%
                    Technology                        29.70%
                    Transportation                     0.37%
                    Utilities                          1.97%
                    Finance                            9.42%
                    Energy                             1.46%

*Based on percent of Portfolio's total market value



                                       4


LARGE COMPANY GROWTH PORTFOLIO
FUND COMMENTARY -- (CONTINUED)


                            INVESTMENT CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*
                          ----------------------------

          Inception (9/30/92) through 8/31/97               18.61%
          Year Ended 8/31/97                                40.91%

                           INSTITUTIONAL CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*
                          ----------------------------

          Inception (7/15/96) through 8/31/97               42.65%
          Year Ended 8/31/97                                40.99%

          *Assumes reinvestment of all dividends and distributions. During the periods, certain fees and expenses were waived or reimbursed. For the year ended August 31, 1997, fees and expenses totaling 0.28% per share were waived or reimbursed. Without such waivers and reimbursements, total returns would have been lower.


                            COMPARATIVE PERFORMANCE

         COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN SHARES OF LARGE COMPANY GROWTH PORTFOLIO AND THE WILSHIRE 5000 INDEX

                                 [LINE CHARTS]

             LARGE COMPANY GROWTH PORTFOLIO INVESTMENT CLASS SHARES
             ======================================================

               LABEL   VALUES/YRS   LGE.CO.GROWTH   WILSHIRE 5000
               ----------------------------------------------------
               1         9/30/92        10000          10000
               5         8/31/93        10246          11702
               9         8/31/94        10895          12261
               13        8/31/95        13474          14948
               17        8/31/96        16424          17522
               21        8/31/97        23143          24059



            LARGE COMPANY GROWTH PORTFOLIO INSTITUTIONAL CLASS SHARES
            =========================================================

               LABEL   VALUES/YRS   LGE.CO.GROWTH   WILSHIRE 5000
               ----------------------------------------------------
               1         7/15/96        10000          10000
               2         8/31/96        10591           9763
               6         8/31/97        14933          13406


These charts compare a $10,000 investment made in Investment Class Shares and Institutional Class Shares of the Portfolio on their respective inception dates to a $10,000 investment made in the index on those dates. All dividends and capital gains are reinvested. Further information relating to the Portfolio's performance, including expense reimbursements, is contained in the Financial Highlights section of the respective prospectus and elsewhere in this report. Past performance is not predictive of future performance.



                                5



LARGE COMPANY VALUE PORTFOLIO
FUND COMMENTARY


     The Large Company Value Portfolio closed out another year of very good performance. For the year ended August 31, 1997, the Portfolio's Investment Class Shares earned a total return of 34.27%, and Institutional Class Shares earned 34.26%. The Finance and Utility sectors, traditional components of value portfolios, remained the most heavily weighted sectors throughout the twelve months ended August 31, 1997, each averaging 29% of total market value. The Finance sector made significant positive contributions to the Portfolio's performance because companies in the Portfolio, including Chase Manhattan Corporation, BankAmerica Corporation, First Chicago NBD and Bank of New York, Inc., delivered returns in the 50% to 70% range for the fiscal year ended August 31, 1997. Other sectors with strong performance and significant weight in the Portfolio were Energy and Technology. Big contributors to performance in the Energy sector were Amoco Corporation and Panenergy. Technology was helped primarily by IBM which accounted for most of that sectors weight in the Portfolio.

                                   [CALL-OUT]

                            PORTFOLIO INFORMATION(1)
                            (As of August 31, 1997)

                     Dividend Yield(2)                 3.2%
                     Average Price/Book Ratio          2.5
                     Average Price/Earnings Ratio     14.7

                     (1) All averages are  dollar-weighted
                         averages.  The average book/price
                         ratio is calculated  based on the
                         book  value  of  each   Portfolio
                         security  as of  the  end  of its
                         issuer's most recent fiscal year.
                         The average  price/earnings ratio
                         is calculated  based on the price
                         of each Portfolio  security as of
                         the  end  of  its  issuer's  most
                         recent fiscal year.
                     (2) The   one-year   dividend   yield
                         corresponds    to   the    stated
                         dividends   of   all   underlying
                         securities  held by the Portfolio
                         and is not an  indication  of the
                         current    SEC   yield   of   the
                         portfolio itself.

     Fundamentals that are used for selection of stocks in this Portfolio are price to earnings ratio, price to book ratio and dividend yield. The Portfolio purchases stocks that are undervalued relative to their earnings and book value and that the adviser expects to provide stable current income in the form of a relatively higher dividend yield. The Portfolio's price to earnings and price to book ratios remained lower than those of the S&P 500 Index, reflecting the Portfolio's value orientation. The price to earnings ratio was around 14 and price to book ratio was around 2 for the Portfolio versus 22 and 5, respectively, for the S&P 500 Index.

                                  [PIE CHART]

                           PORTFOLIO SECTOR WEIGHTING*
                            (As of August 31, 1997)

                    Energy                            16.00%
                    Consumer Non-Durables              6.25%
                    Consumer Durables                  8.53%
                    Capital Goods                      3.57%
                    Utilities                         17.55%
                    Finance                           38.13%
                    Materials & Services               6.19%
                    Technology                         1.91%
                    Transportation                     1.87%

*Based on percent of Portfolio's total market value


                                        6




LARGE COMPANY VALUE PORTFOLIO
FUND COMMENTARY -- (CONTINUED)


                            INVESTMENT CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*
                          ----------------------------

          Inception (9/30/92) through 8/31/97               17.66%
          Year Ended 8/31/97                                34.27%

                           INSTITUTIONAL CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*
                          ----------------------------

          Inception (7/15/96) through 8/31/97               33.98%
          Year Ended 8/31/97                                34.26%

          *Assumes reinvestment of all dividends and distributions. During the periods, certain fees and expenses were waived or reimbursed. For the year ended August 31, 1997, fees and expenses totaling 0.27% per share were waived or reimbursed. Without such waivers and reimbursements, total returns would have been lower.


                            COMPARATIVE PERFORMANCE

         COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN SHARES
          OF LARGE COMPANY VALUE PORTFOLIO AND THE WILSHIRE 5000 INDEX

                                 [LINE CHARTS]

               LARGE COMPANY VALUE PORTFOLIO INVESTOR CLASS SHARES
               ===================================================

             LABEL   VALUES/YRS   LGE.CO.VALUE INV    WILSHIRE 5000
             ------------------------------------------------------
             1         9/30/92        10000               10000
             5         8/31/93        12293               11702
             9         8/31/94        11850               12261
             13        8/31/95        14098               14948
             17        8/31/96        16568               17522
             21        8/31/97        22246               24059







            LARGE COMPANY VALUE PORTFOLIO INSTITUTIONAL CLASS SHARES
            ========================================================

             LABEL   VALUES/YRS   LGE.CO.VALUE INS   WILSHIRE 5000
             -----------------------------------------------------
             1         7/15/96        10000               10000
             2         8/31/96        10355                9763
             6         8/31/97        13903               13406



These charts compare a $10,000 investment made in Investment Class Shares and Institutional Class Shares of the Portfolio on their respective inception dates to a $10,000 investment made in the index on those dates. All dividends and capital gains are reinvested. Further information relating to the Portfolio's performance, including expense reimbursements, is contained in the Financial Highlights section of the respective prospectus and elsewhere in this report. Past performance is not predictive of future performance.



                                       7


SMALL COMPANY GROWTH PORTFOLIO
FUND COMMENTARY

     The Small Company Growth Portfolio began to kick into high gear towards the end of the fiscal year after small cap stocks lagged large cap stocks for most of the fourth quarter of 1996 and the first quarter of 1997. Over the five months ended August 31, 1997 the Small Company Growth Portfolio earned a total return of over 27%. This was outstanding considering the S&P 500 Index had a total return of only about 19%. The performance during this period was due primarily to the resurgence of the small cap Technology sector as well as solid returns from holdings in Finance and Energy. Technology stocks that made significant contributions were Keane, Inc., Concord EFS, Inc., Dallas Semiconductor Corporation, and MasTec, Inc.

                                   [CALL-OUT]

                            PORTFOLIO INFORMATION(1)
                            (As of August 31, 1997)

                     Average 5-Year Sales Growth      29.0%
                     Average 5-Year Earnings Growth   15.0%
                     Average 5-Year Return on Equity  16.4%

                     (1) All averages are  dollar-weighted
                         averages.  The 5-year numbers are
                         calculated  based on the  results
                         for  the  5-year   period   ended
                         August   31,   1997   for   those
                         securities   in  the  Portfolio's
                         holdings  as of August  31,  1997
                         whose   issuers   have   been  in
                         existence for at least 5 years.


     For the 12 months ended August 31, 1997, the Portfolio's Investment Class Shares earned a total return of 15.16% and Institutional Class Shares earned 15.14%. For investment decisions, the Small Company Growth Portfolio uses the same fundamental criteria as its large cap partner. Specifically, the Portfolio's investment adviser seeks to identify high quality growth companies by focusing on earnings and sales growth as well as dividend payout and return on equity. By focusing on earnings and return on equity in the small cap arena, the Portfolio seeks to invest in growth companies with a proven track record. With recent speculation by many market pundits about the shift from a large cap boom to small cap, as well as the recent performance of small cap stocks, we feel this Portfolio is a terrific way to take part in that rally, should it occur.


                                  [PIE CHART]

                           PORTFOLIO SECTOR WEIGHTING*
                            (As of August 31, 1997)

                    Consumer Durables                  4.78%
                    Consumer Non-Durables             16.71%
                    Energy                             4.38%
                    Capital Goods                      7.49%
                    Transportation                     5.37%
                    Finance                            9.04%
                    Materials & Services              22.20%
                    Technology                        30.03%

*Based on percent of Portfolio's total market value

                                       8


SMALL COMPANY GROWTH PORTFOLIO
FUND COMMENTARY -- (CONTINUED)

                            INVESTMENT CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*
                          ----------------------------

          Inception (10/01/92) through 8/31/97              17.95%
          Year Ended 8/31/97                                15.16%

                           INSTITUTIONAL CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*
                          ----------------------------

          Inception (7/15/96) through 8/31/97               24.74%
          Year Ended 8/31/97                                15.14%

          *Assumes reinvestment of all dividends and distributions. During the periods, certain fees and expenses were waived or reimbursed. For the year ended August 31, 1997, fees and expenses totaling 0.23% per share were waived or reimbursed. Without such waivers and reimbursements, total returns would have been lower.


                            COMPARATIVE PERFORMANCE

         COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN SHARES
          OF SMALL COMPANY GROWTH PORTFOLIO AND THE WILSHIRE 5000 INDEX

                                 [LINE CHARTS]

              SMALL COMPANY GROWTH PORTFOLIO INVESTOR CLASS SHARES
              ====================================================

             LABEL   VALUES/YRS   SMALL COMPANY INV   WILSHIRE 5000
             ------------------------------------------------------
             1         9/30/92        10000               10000
             5         8/31/93        12850               11702
             9         8/31/94        13519               12261
             13        8/31/95        16633               14948
             17        8/31/96        19544               17522
             21        8/31/97        22506               24059





            SMALL COMPANY GROWTH PORTFOLIO INSTITUTIONAL CLASS SHARES
            =========================================================

             LABEL   VALUES/YRS   SMALL CO GROWTH   WILSHIRE 5000
             ----------------------------------------------------
             1         7/15/96         10000            10000
             2         8/31/96         11140             9763
             6         8/31/97         12827            13406


These charts compare a $10,000 investment made in Investment Class Shares and Institutional Class Shares of the Portfolio on their respective inception dates to a $10,000 investment made in the index on those dates. All dividends and capital gains are reinvested. Further information relating to the Portfolio's performance, including expense reimbursements, is contained in the Financial Highlights section of the respective prospectus and elsewhere in this report. Past performance is not predictive of future performance.



                                       9

SMALL COMPANY VALUE PORTFOLIO
FUND COMMENTARY

     The Small Company Value Portfolio had a very respectable year and did better than many of its small capitalization counterparts. The total return for the year ended August 31, 1997 33.73% for the Portfolio's Investment Class Shares and 33.74% for Institutional Class Shares was well above the return of 26.85% for the average small cap fund, as measured by the Lipper Small Cap Average for the same period, and just about 7% below the S&P 500 Index total return for the same period. Three of the four most heavily weighted sectors contributed greatly to the performance of the Portfolio. The only sector that ended with lackluster performance was Utilities. The Finance sector was the second best performing sector and is a traditional component of value portfolios. The weight in the portfolio for the Finance sector averaged a little under 40% for the year. Stocks like Central Fidelity Banks, Compass Bancshares, Mercantile Bankshares and Provident Financial Group, Inc. showed great performance for the year and held significant weights in the Portfolio.

                                   [CALL-OUT]

                            PORTFOLIO INFORMATION(1)
                            (As of August 31, 1997)

                     Dividend Yield(2)                 2.9%
                     Average Price/Book Ratio          2.3
                     Average Price/Earnings Ratio     16.6

                     (1) All averages are  dollar-weighted
                         averages.  The average book/price
                         ratio is calculated  based on the
                         book  value  of  each   Portfolio
                         security  as of  the  end  of its
                         issuer's most recent fiscal year.
                         The average  price/earnings ratio
                         is calculated  based on the price
                         of each Portfolio  security as of
                         the  end  of  its  issuer's  most
                         recent fiscal year.
                     (2) The   one-year   dividend   yield
                         corresponds    to   the    stated
                         dividends   of   all   underlying
                         securities  held by the Portfolio
                         and is not an  indication  of the
                         current    SEC   yield   of   the
                         portfolio itself.


     Value portfolios tend to focus on price to identify stocks for inclusion; therefore, measures like price to book and price to earnings ratios are important. The average price to book ratio for companies whose stock is held by the Small Company Value Portfolio remained close to 2 and the average price to earnings ratio remained in the 12 to 16 range. Another important measure is dividend yield, which determines the amount of dividend income the Portfolio expects to earn. Dividend income can provide a certain amount of consistent return for investors. The Portfolio's dividend yield remained close to 3% for the year.

                                  [PIE CHART]

                           PORTFOLIO SECTOR WEIGHTING*
                            (As of August 31, 1997)

                    Technology                         2.87%
                    Utilities                         17.74%
                    Finance                           26.31%
                    Capital Goods                      5.75%
                    Materials & Services              16.38%
                    Transportation                     4.01%
                    Consumer Durables                  4.34%
                    Consumer Non-Durables             19.12%
                    Energy                             3.48%

*Based on percent of Portfolio's total market value

                                       10


SMALL COMPANY VALUE PORTFOLIO
FUND COMMENTARY -- (CONTINUED)

                            INVESTMENT CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*
                          ----------------------------

          Inception (9/30/92) through 8/31/97               14.78%
          Year Ended 8/31/97                                33.73%

                           INSTITUTIONAL CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*
                          ----------------------------

          Inception (7/15/96) through 8/31/97               32.94%
          Year Ended 8/31/97                                33.74%

          *Assumes reinvestment of all dividends and distributions. During the periods, certain fees and expenses were waived or reimbursed. For the year ended August 31, 1997, fees and expenses totaling 0.29% per share were waived or reimbursed. Without such waivers and reimbursements, total returns would have been lower.


                            COMPARATIVE PERFORMANCE

         COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN SHARES
          OF SMALL COMPANY VALUE PORTFOLIO AND THE WILSHIRE 5000 INDEX

                                 [LINE CHARTS]

              SMALL COMPANY VALUE PORTFOLIO INVESTMENT CLASS SHARES
              =====================================================

             LABEL   VALUES/YRS   SMALL COMPANY VAL   WILSHIRE 5000
             ------------------------------------------------------
             1         9/30/92         10000              10000
             5         8/31/93         11972              11702
             9         8/31/94         11971              12261
             13        8/31/95         13388              14948
             17        8/31/96         14729              17522
             21        8/31/97         19697              24059



            SMALL COMPANY VALUE PORTFOLIO INSTITUTIONAL CLASS SHARES
            =========================================================

             LABEL   VALUES/YRS   SMALL COMPANY VAL   WILSHIRE 5000
             ------------------------------------------------------
             1         7/15/96         10000             10000
             2         8/31/96         10304              9763
             6         8/31/97         13781             13406



These charts compare a $10,000 investment made in Investment Class Shares and Institutional Class Shares of the Portfolio on their respective inception dates to a $10,000 investment made in the index on those dates. All dividends and capital gains are reinvested. Further information relating to the Portfolio's performance, including expense reimbursements, is contained in the Financial Highlights section of the respective prospectus and elsewhere in this report. Past performance is not predictive of future performance.



                                       11



WILSHIRE TARGET FUNDS, INC.
LARGE COMPANY GROWTH PORTFOLIO
STATEMENT OF INVESTMENTS                                         AUGUST 31, 1997
--------------------------------------------------------------------------------
                                                                         VALUE
    SHARES                                                              (NOTE 1)
    ------                                                              --------

COMMON STOCKS -- 99.3%
                AEROSPACE & DEFENSE-- 0.3%
     6,500      Textron, Inc.                                       $    405,031
                                                                    ------------

                APPAREL -- 1.0%
     2,100      Jones Apparel Group*                                     105,394
    11,700      NIKE, Inc. Class B                                       624,487
     2,200      Reebok International Limited                              96,663
     2,400      Unifi, Inc.                                               92,100
     2,600      V.F. Corporation                                         229,775
                                                                    ------------
                                                                       1,148,419
                                                                    ------------


                BANKS -- 2.6%
     6,250      Fifth Third Bancorp                                      365,625
     1,600      First Commerce Corporation                                85,400
       300      First Empire State Corporation                           109,650
     1,400      First Virginia Banks, Inc.                                95,375
     4,700      Northern Trust Corporation                               249,688
    14,800      Norwest Corporation                                      850,075
     3,400      Star Banc Corporation                                    153,638
     6,400      State Street Boston Corporation                          319,200
     6,850      Synovus Financial Corporation                            179,384
     5,400      US Bancorp                                               472,838
     2,300      Zions Bancorporation                                      89,125
                                                                    ------------
                                                                       2,969,998
                                                                    ------------


                BUSINESS MACHINES -- 14.1%
     4,400      Adaptec, Inc.*                                           211,200
     5,500      Advanced Micro Devices, Inc.*                            205,906
     7,800      Bay Networks, Inc.*                                      275,925
     4,000      BMC Software, Inc.*                                      250,500
     6,100      Cabletron Systems, Inc.*                                 184,525
     3,200      Ceridian Corporation*                                    110,600
    26,200      Cisco Systems, Inc.*                                   1,974,824
    27,150      Compaq Computer Corporation*                           1,778,325
    13,200      Dell Computer Corporation*                             1,083,224
     2,750      Diebold, Inc.                                            127,531
     6,000      Gateway 2000, Inc.*                                      234,750
     5,000      Iomega Corporation*                                      128,125
     1,300      Keane, Inc.*                                              76,375
     2,900      Lexmark International Group, Class A*                    101,500
     1,900      McAfee Associates, Inc.*                                 107,588
    47,400      Microsoft Corporation*                                 6,265,687

                       See Notes to Financial Statements.
                                       12



WILSHIRE TARGET FUNDS, INC.
LARGE COMPANY GROWTH PORTFOLIO
STATEMENT OF INVESTMENTS -- CONTINUED                            AUGUST 31, 1997
--------------------------------------------------------------------------------


                                                                          VALUE
    SHARES                                                              (NOTE 1)
    ------                                                              --------

COMMON STOCKS -- (CONTINUED)
                BUSINESS MACHINES -- (CONTINUED)
    38,850      Oracle Systems Corporation*                           $1,481,156
     5,800      Pitney Bowes, Inc.                                       442,975
     9,700      Seagate Technology, Inc.*                                370,419
    14,600      Sun Microsystems, Inc.*                                  700,800
     3,400      Western Digital Corporation*                             163,625
                                                                    ------------
                                                                      16,275,560
                                                                    ------------


                BUSINESS SERVICES-- 2.5%
     3,900      AccuStaff, Inc.*                                         103,594
    11,500      Automatic Data Processing, Inc.                          523,969
     1,900      Cintas Corporation                                       132,525
     2,900      Comdisco, Inc.                                            78,844
     3,000      Computer Sciences Corporation*                           223,125
     3,000      Corrections Corporation of America*                      111,000
     2,600      Ecolab, Inc.                                             117,163
     5,900      Equifax, Inc.                                            173,681
     2,000      Fiserv, Inc.*                                             90,000
     4,850      Interpublic Group of Companies, Inc.                     236,437
     3,200      Manpower, Inc.                                           136,600
     3,200      Omnicom Group, Inc.                                      216,800
     5,000      Parametric Technology Corporation*                       232,188
     4,250      Paychex, Inc.                                            145,563
     2,400      Robert Half International, Inc.*                         140,100
     1,700      SunGard Data Systems, Inc.*                               88,613
     5,100      Total System Services, Inc.                              119,531
                                                                    ------------

                                                                       2,869,733
                                                                    ------------


                CHEMICALS -- 0.9%
     4,300      Air Products & Chemicals, Inc.                           350,719
     5,800      Engelhard Corporation                                    121,075
     1,500      FMC Corporation*                                         124,594
     2,400      Great Lakes Chemical Corporation.                        111,600
     5,500      Morton International, Inc.                               182,875
     3,900      Sigma-Aldrich Corporation                                127,238
                                                                    ------------
                                                                       1,018,101
                                                                    ------------


                CONSTRUCTION-- 0.6%
     2,900      Case Corporation                                         194,481
     3,300      Fluor Corporation                                        185,212
     6,800      Sherwin-Williams Company                                 186,575



                      See Notes to Financial Statements.
                                      13



WILSHIRE TARGET FUNDS, INC.
LARGE COMPANY GROWTH PORTFOLIO
STATEMENT OF INVESTMENTS -- CONTINUED                            AUGUST 31, 1997
--------------------------------------------------------------------------------


                                                                          VALUE
    SHARES                                                              (NOTE 1)
    ------                                                              --------

COMMON STOCKS -- (CONTINUED)
                CONSTRUCTION -- (CONTINUED)
     1,400      Vulcan Materials Company                              $  123,024
                                                                    ------------
                                                                         689,292
                                                                    ------------


                CONSUMER DURABLES -- 0.4%
     2,700      Hillenbrand Industries, Inc.                             118,631
     3,700      Leggett & Platt, Inc.                                    159,100
     6,200      Newell Company, Inc.                                     244,124
                                                                    ------------
                                                                         521,855
                                                                    ------------


                CONTAINERS -- 0.2%
     1,700      Sealed Air Corporation*                                   88,188
     3,500      Sonoco Products Company                                  113,968
                                                                    ------------
                                                                         202,156
                                                                    ------------


                COSMETICS -- 4.7%
    22,026      Gillette Company                                       1,824,028
    26,900      Procter & Gamble Company                               3,579,381
                                                                    ------------
                                                                       5,403,409
                                                                    ------------


                DRUGS & MEDICINE-- 13.7%
    30,600      Abbot Laboratories                                     1,834,088
     2,600      Allergan, Inc.                                            84,175
     3,300      ALZA Corporation*                                         95,700
    10,400      Amgen, Inc.*                                             515,450
     2,300      Bard (C.R.), Inc.                                         79,350
     4,800      Becton, Dickinson & Company                              230,100
     4,400      Biomet, Inc.                                              91,300
     4,250      Cardinal Health, Inc.                                    281,563
    26,400      Columbia/HCA Healthcare Corporation                      833,250
     4,960      Foundation Health Corporation*                           157,790
     2,900      Guidant Corporation                                      254,656
     4,200      Health Management Associates, Inc. Class A*              124,163
    52,800      Johnson & Johnson                                      2,993,100
     2,500      Manor Care, Inc.                                          77,188
     9,400      Medtronic, Inc.                                          849,525
    47,800      Merck & Company, Inc.                                  4,388,638
     4,800      Mylan Laboratories, Inc.                                 102,000
     3,100      Omnicare, Inc.                                            89,706
     1,600      PacifiCare Health Systems Class B*                       109,400
     2,500      PhyCor, Inc.*                                             73,594


                      See Notes to Financial Statements.
                                      14



WILSHIRE TARGET FUNDS, INC.
LARGE COMPANY GROWTH PORTFOLIO
STATEMENT OF INVESTMENTS -- CONTINUED                            AUGUST 31, 1997
--------------------------------------------------------------------------------


                                                                          VALUE
    SHARES                                                              (NOTE 1)
    ------                                                              --------
COMMON STOCKS -- (CONTINUED)
                DRUGS & MEDICINE -- (CONTINUED)
     1,300      Quintiles Transnational Corporation*                  $  101,400
     5,500      Rhone-Poulenc Rorer, Inc.                                529,719
    29,200      Schering-Plough Corporation                            1,401,600
     3,800      Stryker Corporation                                      151,763
     3,600      St. Jude Medical, Inc.*                                  137,025
     2,700      Vencor, Inc.*                                            108,338
     2,700      Wellpoint Health Networks, Inc.*                         146,813
                                                                    ------------
                                                                      15,841,394
                                                                    ------------


                ELECTRONICS -- 13.0%
     5,100      ADC Telecommunications, Inc.*                            189,338
     3,600      Altera Corporation*                                      191,700
     3,700      American Power Conversion Corporation*                    97,125
     3,575      Andrew Corporation*                                       88,928
     7,300      Applied Materials, Inc.*                                 688,938
     2,000      Arrow Electronics, Inc.*                                 122,875
     3,900      Atmel Corporation*                                       137,962
     3,900      Cadence Design Systems, Inc.*                            185,494
     2,100      Electronics For Imaging Company*                         112,350
     9,800      EMC Corporation*                                         502,863
     2,000      General Signal Corporation                                86,750
     1,600      Harris Corporation                                       139,400
    40,200      Hewlett-Packard Company                                2,464,763
    64,800      Intel Corporation                                      5,969,700
     3,300      KLA-Tencor Corporation                                   233,888
     3,000      Linear Technology Corporation                            196,688
     2,600      Maxim Integrated Products, Inc.*                         179,725
     8,400      Micron Technology, Inc.*                                 374,325
    23,600      Motorola, Inc.                                         1,731,650
     1,700      Perkin-Elmer Corporation                                 125,800
     1,700      Raychem Corporation                                      158,206
     2,400      SCI Systems, Inc.*                                        94,350
     1,300      Tektronix, Inc.                                           72,231
     7,200      Tellabs, Inc.*                                           429,750
     3,300      Teradyne, Inc.*                                          183,769
     2,500      Vishay Intertechnology, Inc.                              66,718
     2,894      Xilinx, Inc.*                                            137,465
                                                                    ------------
                                                                      14,962,751
                                                                    ------------


                ENERGY - RAW MATERIALS-- 1.1%
    2,800       Cabot Corporation                                         76,650
                                                                    ------------




                      See Notes to Financial Statements.
                                      15



WILSHIRE TARGET FUNDS, INC.
LARGE COMPANY GROWTH PORTFOLIO
STATEMENT OF INVESTMENTS -- CONTINUED                            AUGUST 31, 1997
--------------------------------------------------------------------------------


                                                                          VALUE
    SHARES                                                              (NOTE 1)
    ------                                                              --------

COMMON STOCKS -- (CONTINUED)
                ENERGY - RAW MATERIALS-- (CONTINUED)
    6,900       Dresser Industries, Inc.                               $ 288,075
    6,200       Enron Oil & Gas Company                                  149,574
    2,800       ENSCO International, Inc.*                               177,800
    2,800       Reading & Bates Corporation*                             101,674
    1,600       Smith International, Inc.*                               116,400
    2,000       Transocean Offshore, Inc.                                190,125
    2,100       Western Atlas, Inc.*                                     166,425
                                                                    ------------
                                                                       1,266,723
                                                                    ------------


                ENVIRONMENTAL SERVICES-- 0.1%
     2,900      U.S. Filter Corporation                                  104,400
                                                                    ------------


                FINANCE -- 3.1%
     2,600      Capital One Financial Corporation                        100,100
     4,100      Countrywide Credit Industries, Inc.                      138,119
     2,500      Edwards (A.G.), Inc.                                      99,374
     1,100      FINOVA Group, Inc.                                        93,019
     5,000      Franklin Resources, Inc.                                 386,875
     5,300      Green Tree Acceptance Corporation                        232,869
     4,200      Household International, Inc.                            465,938
     1,400      Kansas City Southern Industries, Inc.                    104,825
    13,150      MBNA Corporation                                         505,453
    13,200      Merrill Lynch & Company, Inc.                            811,800
     3,600      Paine Webber Group, Inc.                                 138,375
     2,300      Price (T. Rowe) Associates, Inc.                         126,500
     6,900      Schwab (Charles) Corporation                             292,819
     2,700      United Asset Management Corporation                       72,394
                                                                    ------------
                                                                       3,568,460
                                                                    ------------


                FOOD & AGRICULTURE-- 10.0%
    18,400      Campbell Soup Company                                    853,300
    98,200      Coca-Cola Company                                      5,628,088
     9,500      ConAgra, Inc.                                            610,969
     6,100      Hershey Foods Corporation                                325,588
    16,400      Kellogg Company                                          733,900
    60,800      PepsiCo, Inc.                                          2,188,800
     3,250      Pioneer Hi-Bred International, Inc.                      278,484
     5,300      Quaker Oats Company                                      249,100
     6,800      Sysco Corporation                                        241,400



                      See Notes to Financial Statements.
                                      16



WILSHIRE TARGET FUNDS, INC.
LARGE COMPANY GROWTH PORTFOLIO
STATEMENT OF INVESTMENTS -- CONTINUED                            AUGUST 31, 1997
--------------------------------------------------------------------------------


                                                                          VALUE
    SHARES                                                              (NOTE 1)
    ------                                                              --------

COMMON STOCKS -- (CONTINUED)
                FOOD & AGRICULTURE -- (CONTINUED)
     4,000      Whitman Corporation                                   $   98,000
     4,600      Wrigley (WM.) Jr. Company                                333,500
                                                                    ------------
                                                                      11,541,129
                                                                    ------------


                INSURANCE-- 3.8%
     5,337      AFLAC, Inc.                                              293,869
    27,912      American International Group, Inc.                     2,634,195
     7,200      Conseco, Inc.                                            309,600
     4,600      MGIC Investment Corporation                              231,437
     3,100      Oxford Health Plans, Inc.*                               226,688
     2,800      Progressive Corporation of Ohio                          277,200
     1,600      ReliaStar Financial Corporation                          119,600
     1,400      The PMI Group, Inc.                                       80,938
     4,700      SunAmerica, Inc.                                         253,213
                                                                    ------------
                                                                       4,426,740
                                                                    ------------


                MEDIA -- 1.0%
     2,400      Belo (A.H.) Corporation, Series A                        102,900
     5,600      Gannett Company, Inc.                                    545,650
     3,800      Gaylord Entertainment Company, Class A                    88,588
     4,800      Tribune Company                                          237,300
       500      Washington Post Company                                  210,375
                                                                    ------------
                                                                       1,184,813
                                                                    ------------


                MOTOR VEHICLES -- 0.6%
     3,100      Eaton Corporation                                        279,194
     2,500      Echlin, Inc.                                              92,656
     3,000      Harley-Davidson, Inc.                                    162,375
     2,600      Lear Corporation*                                        119,113
                                                                    ------------
                                                                         653,338
                                                                    ------------


                NONDURABLE & ENTERTAINMENT -- 1.9%
     5,000      Hasbro, Inc.                                             134,375
     4,700      International Game Technology                             94,000
    11,525      Mattel, Inc.                                             385,367
    27,300      McDonald's Corporation                                 1,291,631
     3,100      Starbucks Corporation*                                   127,100
     5,100      Wendy's International, Inc.                              122,719
                                                                    ------------
                                                                       2,155,192
                                                                    ------------



                      See Notes to Financial Statements.
                                      17



WILSHIRE TARGET FUNDS, INC.
LARGE COMPANY GROWTH PORTFOLIO
STATEMENT OF INVESTMENTS -- CONTINUED                            AUGUST 31, 1997
--------------------------------------------------------------------------------


                                                                          VALUE
    SHARES                                                              (NOTE 1)
    ------                                                              --------

COMMON STOCKS -- (CONTINUED)
                PRODUCER GOODS -- 10.5%
     2,500      AGCO Corporation                                      $   81,250
    11,200      AlliedSignal, Inc.                                       924,700
     1,700      Avnet, Inc.                                              117,619
    15,000      Caterpillar, Inc.                                        870,937
     1,800      Crane Company                                             79,425
     4,400      Dover Corporation                                        303,875
   130,100      General Electric Company                               8,131,250
     2,100      Grainger (W.W.), Inc.                                    186,506
     2,000      Harsco Corporation                                        90,125
     9,900      Illinois Tool Works, Inc.                                478,913
     4,400      Ingersoll-Rand Company                                   264,550
     3,300      Johnson Controls, Inc.                                   157,369
     4,300      Solectron Corporation*                                   180,063
     3,818      Thermo Instrument Systems, Inc.*                         152,481
     2,100      Weatherford Enterra, Inc.*                                96,730
                                                                    ------------
                                                                      12,115,793
                                                                    ------------


                RETAIL-- 6.9%
    10,000      Albertsons, Inc.                                         343,750
    11,500      American Stores Company                                  272,406
     5,900      AutoZone, Inc.*                                          166,675
     2,700      Bed Bath & Beyond, Inc.*                                  83,700
     3,900      Circuit City Stores, Inc.                                138,938
     3,600      CompUSA, Inc.*                                           111,375
     3,318      Consolidated Stores Corporation*                         124,218
    16,225      CUC International, Inc.*                                 381,288
     3,563      Dollar General Corporation                               147,642
    10,800      Gap, Inc.                                                479,925
     3,200      General Nutrition Companies, Inc.*                        88,800
    28,749      Home Depot, Inc.                                       1,356,593
     2,900      Kohl's Corporation*                                      199,918
     6,800      Lowe's Companies, Inc.                                   235,025
     2,400      Pep Boys-Manny, Moe, & Jack                               63,600
    19,400      Walgreen Company                                         522,587
    89,800      Wal-Mart Stores, Inc.                                  3,187,900
                                                                    ------------
                                                                       7,904,340
                                                                    ------------


                SHIPPING -- 0.1%
     2,450      Illinois Central Corporation                              82,228
     2,000      Wisconsin Central Transportation Corporation*             62,000
                                                                    ------------
                                                                         144,228
                                                                    ------------


                      See Notes to Financial Statements.
                                      18



WILSHIRE TARGET FUNDS, INC.
LARGE COMPANY GROWTH PORTFOLIO
STATEMENT OF INVESTMENTS -- CONTINUED                            AUGUST 31, 1997
--------------------------------------------------------------------------------


                                                                          VALUE
    SHARES                                                              (NOTE 1)
    ------                                                              --------
COMMON STOCKS -- (CONTINUED)
                STEEL -- 0.4%
     3,500      Nucor Corporation                                     $  198,405
     2,500      Timken Company                                            93,593
     3,400      USX-U.S. Steel Group                                     119,424
                                                                    ------------
                                                                         411,422
                                                                    ------------


                TELECOMMUNICATIONS (WIRELESS) -- 0.1%
     2,700      QUALCOMM, Inc.*                                          124,875
                                                                    ------------


                TELEPHONE -- 1.6%
     2,400      Century Telephone Enterprises                             87,150
     3,100      LCI International Inc.*                                   74,400
    27,100      MCI Communications Corporation                           772,350
    17,300      Sprint Corporation                                       813,100
     2,400      Telephone & Data Systems, Inc.                            94,800
                                                                    ------------
                                                                       1,841,800
                                                                    ------------


                TIRE & RUBBER -- 0.3%
     2,300      Danaher Corporation                                      123,194
     6,100      Goodyear Tire & Rubber Company                           375,912
                                                                    ------------
                                                                         499,106
                                                                    ------------


                TRANSPORTATION - AIR -- 0.2%
     2,300      UAL Corporation*                                         175,232
                                                                    ------------


                TRAVEL & RECREATION-- 2.9%
     3,900      Brunswick Corporation                                    118,950
     2,900      Callaway Golf Company                                     97,694
    11,800      Carnival Corporation                                     516,988
     3,900      Circus Circus Enterprises, Inc.*                          93,356
    26,800      Disney (Walt) Company                                  2,058,574
     4,000      Harrah's Entertainment, Inc.*                             89,750
     2,300      MGM Grand, Inc.*                                          92,288
     6,900      Mirage Resorts, Inc.*                                    185,006
     2,000      Promus Hotel Corporation*                                 77,624
                                                                    ------------
                                                                       3,330,230
                                                                    ------------



                      See Notes to Financial Statements.
                                      19



WILSHIRE TARGET FUNDS, INC.
LARGE COMPANY GROWTH PORTFOLIO
STATEMENT OF INVESTMENTS -- CONTINUED                            AUGUST 31, 1997
--------------------------------------------------------------------------------


                                                                          VALUE
    SHARES                                                              (NOTE 1)
    ------                                                              --------
COMMON STOCKS -- (CONTINUED)
                UTILITIES -- 0.7%
     6,600      AES Corporation*                                      $  244,200
     2,500      CalEnergy Company                                         82,813
    10,100      Enron Corporation                                        389,481
     2,700      MCN Corporation                                           82,856
                                                                    ------------
                                                                         799,350
                                                                    ------------


                TOTAL COMMON STOCKS (Cost $91,446,230)               114,554,870
                                                                     ===========



 TOTAL INVESTMENTS (Cost $91,446,230**)                     99.3%    114,554,870
 OTHER ASSETS AND LIABILITIES (Net)                          0.7%        806,349
                                                           -----   -------------
 NET ASSETS                                                100.0%  $ 115,361,219
                                                           =====   =============

--------------------
   *        Non-income producing security
   **       Aggregate cost for Federal tax purposes is $91,699,522.


                      See Notes to Financial Statements.
                                      20






WILSHIRE TARGET FUNDS, INC.
LARGE COMPANY VALUE PORTFOLIO
STATEMENT OF INVESTMENTS                                         AUGUST 31, 1997
--------------------------------------------------------------------------------



                                                                          VALUE
    SHARES                                                              (NOTE 1)
    ------                                                              --------

COMMON STOCKS -- 98.1%
                AEROSPACE & DEFENSE -- 1.6%
     2,300      B.F. Goodrich Company                                 $   96,887
     2,600      General Dynamics Corporation                             207,025
     2,400      Northrop Grumman                                         280,950
     7,000      Textron, Inc.                                            436,188
                                                                    ------------
                                                                       1,021,050
                                                                    ------------

                APPAREL-- 0.4%
     2,600      V.F. Corporation                                         229,775
                                                                    ------------


                BANKS -- 24.7%
     3,450      AmSouth Bancorporation                                   145,116
    15,900      Bank of New York, Inc.                                   709,538
    29,300      BankAmerica Corporation                                1,928,306
     6,107      BankBoston Corporation                                   507,644
     3,300      Bankers Trust New York Corporation                       342,375
    17,690      Banc One Corporation                                     948,626
     8,100      Barnett Banks, Inc.                                      551,813
     4,500      BB&T Corporation                                         232,875
     2,000      Charter One Financial                                    108,750
    17,692      Chase Manhattan Corporation                            1,967,129
     4,300      Comerica, Inc.                                           304,494
     4,500      Crestar Financial Corporation                            201,094
     3,700      First of America Bank Corporation                        190,550
     2,700      First American Corporation                               114,075
    12,987      First Chicago NBD                                        931,817
     1,500      First Virginia Banks, Inc.                               102,188
    10,700      Fleet Financial Group, Inc.                              689,481
     1,900      GreenPoint Financial                                     116,969
     6,330      Huntington Bancshares, Inc.                              204,934
    10,800      Mellon Bank Corporation                                  519,750
     3,100      Mercantile Bancorp                                       213,706
     9,100      National City Corporation                                514,150
    30,200      NationsBank Corporation                                1,793,125
     1,929      Old Kent Financial Corporation                           118,151
    13,400      PNC Bank                                                 579,550
     2,200      Republic New York Corporation                            235,538
     2,500      Signet Banking Corporation                               129,531
     4,300      SouthTrust Corporation                                   192,425
     4,000      Summit Bankcorp                                          237,500



                      See Notes to Financial Statements.
                                      21






WILSHIRE TARGET FUNDS, INC.
LARGE COMPANY VALUE PORTFOLIO
STATEMENT OF INVESTMENTS -- (CONTINUED)                          AUGUST 31, 1997
--------------------------------------------------------------------------------



                                                                          VALUE
    SHARES                                                              (NOTE 1)
    ------                                                              --------

COMMON STOCKS -- (CONTINUED)
                BANKS -- (CONTINUED)
     4,679      U.S. Bancorp                                          $  409,705
     6,600      Wachovia Corporation                                     410,850
                                                                    ------------
                                                                      15,651,755
                                                                    ------------


                CHEMICALS -- 2.4%
     4,000      ARCO Chemical Company                                    175,000
     9,700      Dow Chemical Company                                     858,450
     3,300      Eastman Chemical Company                                 197,380
     2,400      Great Lakes Chemical Corporation                         111,600
     2,400      Lubrizol Corporation                                     105,150
     2,100      Olin Corporation                                          93,450
                                                                    ------------
                                                                       1,541,030
                                                                    ------------


                CONSTRUCTION -- 0.2%
     1,400      Vulcan Materials Company                                 123,024
                                                                    ------------

                DOMESTIC OIL-- 1.0%
     3,000      Ashland, Inc.                                            150,374
     2,800      Cabot Corporation                                         76,650
     2,000      Kerr--McGee Corporation                                  124,250
     2,300      MAPCO, Inc.                                               69,000
     1,800      Murphy Oil Corporation                                    96,638
     3,000      Sun Company, Inc.                                        116,625
                                                                    ------------
                                                                         633,537
                                                                    ------------


                DRUGS & MEDICINE-- 0.2%
     3,100      Mallinckrodt, Inc.                                       112,762
                                                                    ------------

                ELECTRONICS -- 0.5%
     1,600      Harris Corporation                                       139,400
     1,800      National Services Industries, Inc.                        79,650
     2,200      Thomas & Betts Corporation                               123,200
                                                                    ------------
                                                                         342,250
                                                                    ------------


                ENERGY -- 2.1%
     7,500      Dominion Resources, Inc.                                 270,000
     4,400      DPL, Inc.                                                104,225
     4,000      CMS Energy Corporation                                   143,750
     3,100      DQE                                                       98,425
     5,900      DTE Energy Company                                       174,788




                      See Notes to Financial Statements.
                                      22






WILSHIRE TARGET FUNDS, INC.
LARGE COMPANY VALUE PORTFOLIO
STATEMENT OF INVESTMENTS -- (CONTINUED)                          AUGUST 31, 1997
--------------------------------------------------------------------------------



                                                                          VALUE
    SHARES                                                              (NOTE 1)
    ------                                                              --------

COMMON STOCKS -- (CONTINUED)
                ENERGY -- (CONTINUED)
    13,600      Occidental Petroleum Corporation                      $  318,750
     9,200      PECO Energy Company                                      219,075
                                                                    ------------
                                                                       1,329,013
                                                                    ------------


                FINANCE -- 6.9%
     2,600      A.G. Edwards, Inc.                                       103,350
     4,928      Bear Stearns Company, Inc.                               194,964
     2,200      Beneficial Corporation                                   157,438
     8,500      CoreState Financial Corporation                          522,750
     1,700      First Commerce Corporation                                90,738
     4,575      First Securities Corporation                             129,244
    23,650      First Union Corporation                                1,136,678
     5,900      Firstar Corporation                                      198,756
     9,128      KeyCorp                                                  553,385
     1,800      MBIA, Inc.                                               203,850
     1,550      Pacific Century Financial                                 76,434
     3,700      Paine Webber Group, Inc.                                 142,219
     5,400      Regions Financial Corporation                            184,950
     4,600      Salomon, Inc.                                            275,425
     2,800      United Asset Management Corporation                       75,075
     5,200      Washington Mutual, Inc.                                  311,350
                                                                    ------------
                                                                       4,356,606
                                                                    ------------


                FOOD & AGRICULTURE-- 1.0%
    12,100      American Stores Company                                  286,618
     2,400      Giant Food, Inc. Class A                                  78,000
     3,100      Hormel Foods Corporation                                  92,225
     3,100      McCormack & Company                                       73,238
     2,700      Supervalu, Inc.                                          105,975
                                                                    ------------
                                                                         636,056
                                                                    ------------


                INSURANCE -- 5.8%
     2,600      American Financial Group, Inc.                           112,450
    10,100      American General Corporation                             486,694
     7,400      Chubb Corporation                                        494,875
     3,100      CIGNA Corporation                                        567,493
     2,300      Cincinnati Financial Corporation                         186,875
     3,000      Jefferson-Pilot Corporation                              208,688
     4,200      Lincoln National Corporation                             281,138
     3,500      Old Republic International Corporation                   125,781




                      See Notes to Financial Statements.
                                      23






WILSHIRE TARGET FUNDS, INC.
LARGE COMPANY VALUE PORTFOLIO
STATEMENT OF INVESTMENTS -- (CONTINUED)                          AUGUST 31, 1997
--------------------------------------------------------------------------------



                                                                          VALUE
    SHARES                                                              (NOTE 1)
    ------                                                              --------

COMMON STOCKS -- (CONTINUED)
                INSURANCE -- (CONTINUED)
     1,600      ReliaStar Financial Corporation                       $  119,600
     5,200      SAFECO Corporation                                       255,450
     3,400      St. Paul Companies, Inc.                                 249,475
     5,800      Torchmark Corporation                                    218,587
     2,700      Transamerica Corporation                                 266,119
     1,500      Unitrin, Inc.                                             90,000
                                                                    ------------
                                                                       3,663,225
                                                                    ------------


                INTERNATIONAL OIL-- 13.8%
    20,400      Amoco Corporation                                      1,929,075
    13,200      Atlantic Richfield                                       990,000
    26,900      Chevron Corporation                                    2,083,068
    32,500      Mobil Corp.                                            2,364,375
     1,900      Pennzoil Company                                         146,656
    10,800      Texaco, Inc.                                           1,244,700
                                                                    ------------
                                                                       8,757,874
                                                                    ------------


                MEDIA -- 0.5%
     4,100      Dow Jones & Company, Inc.                                175,531
     4,400      Readers Digest Association, Inc. Class A                 130,075
                                                                    ------------
                                                                         305,606
                                                                    ------------


                MEDICAL SUPPLIES-- 0.3%
     2,300      Bard (C.R.) Inc                                           79,350
     2,200      Bausch & Lomb, Inc.                                       90,338
                                                                    ------------
                                                                         169,688
                                                                    ------------


                MOTOR VEHICLES -- 9.3%
    28,500      Chrysler Corporation                                   1,001,062
     1,700      Cummins Engine, Inc.                                     130,794
     4,200      Dana Corporation                                         193,463
     3,200      Eaton Corporation                                        288,200
     2,600      Echlin, Inc.                                              96,362
    49,100      Ford Motor Company                                     2,111,300
    30,100      General Motors Corporation                             1,888,775
     3,200      PACCAR, Inc.                                             151,600
                                                                    ------------
                                                                       5,861,556
                                                                    ------------

                      See Notes to Financial Statements.
                                      24






WILSHIRE TARGET FUNDS, INC.
LARGE COMPANY VALUE PORTFOLIO
STATEMENT OF INVESTMENTS -- (CONTINUED)                          AUGUST 31, 1997
--------------------------------------------------------------------------------



                                                                          VALUE
    SHARES                                                              (NOTE 1)
    ------                                                              --------

COMMON STOCKS -- (CONTINUED)
                NON-DURABLE & ENTERTAINMENT -- 0.2%
     3,100      American Greetings Corporation, Class A               $  107,725
                                                                    ------------


                NON-FERROUS METALS -- 0.5%
     3,800      Cyprus Amax Minerals Company                              95,950
     2,500      Phelps Dodge Corporation                                 201,094
                                                                    ------------
                                                                         297,044
                                                                    ------------


                PAPER & FOREST PRODUCTS-- 2.3%
     1,600      Bowater, Inc.                                             81,900
     1,800      Consolidated Papers                                      104,962
     3,500      Fort James Corporation                                   147,000
     2,100      Mead Corporation                                         148,969
     2,300      Temple-Inland, Inc.                                      148,350
     4,100      Westvaco Corporation                                     138,888
     8,100      Weyerhauser Company                                      467,775
     2,400      Willamette Industries, Inc.                              191,400
                                                                    ------------
                                                                       1,429,244
                                                                    ------------


                PRODUCER GOODS -- 2.5%
    4,800       Cooper Industries, Inc.                                  255,900
    2,300       Harsco Corporation                                       103,644
    2,800       Hubbell, Inc. Class B                                    128,450
    4,400       Ingersoll-Rand Company                                   264,550
    3,400       Johnson Controls, Inc.                                   162,138
    3,100       Parker-Hannifin Corporation                              199,369
    2,500       Snap-On, Inc.                                            105,000
    7,000       Tenneco, Inc.                                            339,937
                                                                    ------------
                                                                       1,558,988
                                                                    ------------


                RAILROADS -- 1.8%
    5,200       Norfolk Southern Corporation                             509,600
   10,100       Union Pacific Corporation                                655,869
                                                                    ------------
                                                                       1,165,469
                                                                    ------------


                RETAIL-- 2.3%
   11,200       Limited, Inc.                                            254,800
    9,800       May Deptartment Stores Company                           527,363
    1,500       Mercantile Stores Company, Inc.                           93,656
   10,100       Penny (J.C.) Company, Inc.                               606,000
                                                                    ------------
                                                                       1,481,819
                                                                    ------------



                      See Notes to Financial Statements.
                                      25






WILSHIRE TARGET FUNDS, INC.
LARGE COMPANY VALUE PORTFOLIO
STATEMENT OF INVESTMENTS -- (CONTINUED)                          AUGUST 31, 1997
--------------------------------------------------------------------------------



                                                                          VALUE
    SHARES                                                              (NOTE 1)
    ------                                                              --------

COMMON STOCKS -- (CONTINUED)
                STEEL -- 0.1%
    2,600       Timken Company                                         $  97,338
                                                                    ------------

                TELEPHONE -- 0.4%
    7,600       ALLTEL Corporation                                       240,350
                                                                    ------------

                TIRE & RUBBER -- 0.1%
    3,200       Cooper Tire & Rubber                                      80,400
                                                                    ------------

                TOBACCO-- 1.0%
    7,000       Fortune Brands                                           240,625
   11,100       RJR Nabisco Holdings Corporation                         386,419
                                                                    ------------
                                                                         627,044
                                                                    ------------


                TRAVEL & RECREATION-- 0.3%
     4,000      Brunswick Corporation                                    122,000
     4,000      Viad Corporation                                          72,750
                                                                    ------------
                                                                         194,750
                                                                    ------------


                UTILITIES -- 15.7%
     5,000      Allegheny Power System, Inc.                             145,312
     7,800      American Electric Power, Company                         340,762
     6,000      Baltimore Gas & Electric Company                         162,000
    13,826      Bell Atlantic Corporation                              1,000,628
     6,100      Carolina Power & Light Company                           205,875
     8,800      Central & South West Corporation                         182,050
     6,500      CINergy Corporation                                      214,906
     9,700      Consolidated Edison Company New York, Inc.               297,063
     3,900      Consolidated Natural Gas Company                         230,343
    14,808      Duke Energy Corporation                                  717,262
    17,000      Edison International                                     410,125
     4,700      Enova Corporation                                        112,800
     9,800      Entergy Corporation                                      243,163
     3,900      Florida Progress Corporation                             125,531
     7,700      FPL Group, Inc.                                          358,050
     4,900      General Public Utilities Corporation                     164,763
     9,600      Houston Industries                                       194,400
     5,000      Long Island Lighting Company                             123,438
     2,700      MCN Corporation                                           82,856
     2,700      New England Electric System                              103,275
     2,600      NIPSCO Industries                                        106,113




                      See Notes to Financial Statements.
                                      26






WILSHIRE TARGET FUNDS, INC.
LARGE COMPANY VALUE PORTFOLIO
STATEMENT OF INVESTMENTS -- (CONTINUED)                          AUGUST 31, 1997
--------------------------------------------------------------------------------



                                                                          VALUE
    SHARES                                                              (NOTE 1)
    ------                                                              --------

COMMON STOCKS -- (CONTINUED)
                UTILITIES -- (CONTINUED)
     3,100      Northern States Power                                 $  149,188
     6,200      Ohio Edison Company                                      136,400
     3,400      Pacific Enterprises                                      111,988
    12,200      PacifiCorp                                               253,150
    16,800      PG&E Corporation                                         389,550
     3,400      Pinnacle West Capital Corporation                        109,863
     4,900      Potomac Electric Power Company                           111,168
     6,700      PP&L Resources, Inc.                                     146,981
     9,600      Public Service Entreprise                                238,200
     3,400      Puget Sound Power & Light                                 86,275
     4,300      SCANA Corporation                                        103,737
    27,900      Southern Company                                         587,644
     4,800      TECO Energy, Inc.                                        115,500
     9,300      Texas Utilities Company                                  324,338
     8,800      Unicom Corporation                                       207,900
     4,200      Union Electric Company                                   156,188
    19,600      US West, Inc.                                            701,925
     2,600      Western Resources, Inc                                    87,100
     6,500      Williams Companies, Inc.                                 302,656
     4,600      Wisconsin Energy Corporation                             117,587
                                                                    ------------
                                                                       9,958,053
                                                                    ------------


                WINE & SPIRITS -- 0.2%
     2,800      Brown-Forman Corporation, Class B                        135,100
                                                                    ------------

                TOTAL COMMON STOCKS (Cost $51,738,577)                62,108,131
                                                                      ==========



TOTAL INVESTMENTS (Cost $51,738,577**)                     98.1%      62,108,131
OTHER ASSETS AND LIABILITIES (Net)                          1.9%       1,215,065
                                                          -----    -------------
NET ASSETS                                                100.0%   $  63,323,196
                                                          =====    =============


--------------------
**       Aggregate cost for Federal tax purposes is $52,004,647




                      See Notes to Financial Statements.
                                      27






WILSHIRE TARGET FUNDS, INC.
SMALL COMPANY GROWTH PORTFOLIO
STATEMENT OF INVESTMENTS                                         AUGUST 31, 1997
--------------------------------------------------------------------------------


                                                                      VALUE
SHARES                                                               (NOTE 1)
------                                                               --------
COMMON STOCKS -- 99.7%
          ADVERTISING & MARKETING -- 0.3%
 2,200    HA-LO Industries*                                         $     55,275
                                                                    ------------


          AEROSPACE & DEFENSE -- 0.8%
 2,200    AAR Corporation                                                 73,837
 2,700    Tracor, Inc.*                                                   81,338
                                                                    ------------
                                                                         155,175
                                                                    ------------


          AIR TRANSPORTATION-- 1.8%
 3,100    Alaska Air Group, Inc.*                                         85,056
 9,400    Comair Holdings, Inc.                                          252,625
                                                                    ------------
                                                                         337,681
                                                                    ------------


          APPAREL -- 3.0%
 8,400    Nautica Enterpricses, Inc.*                                    200,025
 3,500    St. John Knits, Inc.                                           147,438
 1,500    Wet Seal, Inc. Class A*                                         32,625
 8,850    Wolverine World Wide, Inc.                                     195,806
                                                                    ------------
                                                                         575,894
                                                                    ------------


          BUSINESS MACHINES-- 7.0%
 1,800    ANADIGICS, Inc.*                                                89,100
 2,300    Applied Magnetics Corporation*                                  84,956
 1,600    Auspex Systems, Inc.*                                           17,600
 3,100    Broderdund Software Corporation*                                91,450
 3,500    Computer Products, Inc.*                                       106,313
 3,140    Comverse Technology, Inc.*                                     144,243
11,575    Concord EFS, Inc.*                                             321,206
 1,300    Fair Issac & Company, Inc.                                      54,844
 4,900    S3, Inc.*                                                       78,706
 5,300    Tech Data Corporation*                                         206,369
 3,100    Wind River Systems, Inc.*                                      132,913
                                                                    ------------
                                                                       1,327,700
                                                                    ------------


          BUSINESS SERVICES -- 10.9%
 2,700    ABR Information Services, Inc.*                                 72,563
 3,200    Alternative Resources Corporation*                              71,600
 8,600    American Management Systems, Inc.*                             215,000
 1,600    Bowne & Company, Inc.                                           46,300
 4,300    Cambridge Technology Partners, Inc.*                           138,674
 2,300    CDI Corporation*                                                81,075



                       See Notes to Financial Statements.
                                       28




WILSHIRE TARGET FUNDS, INC.
SMALL COMPANY GROWTH PORTFOLIO
STATEMENT OF INVESTMENTS -- (CONTINUED)                          AUGUST 31, 1997
--------------------------------------------------------------------------------


                                                                      VALUE
SHARES                                                               (NOTE 1)
------                                                               --------
COMMON STOCKS -- (CONTINUED)
           BUSINESS SERVICES -- (CONTINUED)
    200    Cerner Corporation*                                      $      5,900
  2,300    CIBER, Inc.*                                                   91,856
  2,600    Computer Task Group, Inc.*                                    116,187
  5,100    DeVRY, Inc.*                                                  138,338
  3,400    Dialogic Corporation*                                         136,000
  1,600    Jacobs Engineering Group, Inc.*                                51,200
  7,700    Mentor Graphics Corporation*                                   89,512
  5,700    National Data Corporation                                     213,394
  1,700    SEACOR Smit, Inc.                                              92,013
  3,500    Sequent Computer Systems, Inc.*                                98,656
  2,300    Technology Solutions, Inc.*                                    53,475
  3,800    ThermoTrex Corporation*                                        96,663
  3,000    Vantive Corporation*                                           91,500
  1,400    Volt Information Sciences, Inc.*                               78,138
    600    Wackenhut Corrections Corporation                              15,900
  2,800    Zebra Technologies Corporation, Class A*                       82,250
                                                                    ------------
                                                                       2,076,194
                                                                    ------------

           CHEMICALS-- 1.2%
 12,800    Airgas, Inc.*                                                 232,800
                                                                    ------------

           CONSUMER SERVICES -- 0.3%
  2,500    Equity Corporation International*                              57,656
                                                                    ------------

           CONSTRUCTION -- 5.0%
  6,200    Lennar Corporation                                            231,724
  1,300    Lone Star Industries                                           69,063
  2,700    Medusa Corporation                                            126,900
  1,700    NCI Building Systems, Inc.*                                    61,200
  9,700    Oakwood Homes Corporation                                     263,113
  5,700    Toll Brothers, Inc.*                                          122,550
  2,400    U.S. Home Corporation*                                         84,750
                                                                    ------------
                                                                         959,300
                                                                    ------------


           CONSUMER DURABLES-- 3.3%
  9,300    Blyth Industries, Inc.*                                       343,519
  5,800    Champion Enterprises, Inc.*                                   100,050
  2,400    Coachmen Industries, Inc                                       44,400
  3,700    Shorewood Packaging Corporation*                               80,012
  2,100    Watsco, Inc. Class A                                           56,963
                                                                    ------------
                                                                         624,944
                                                                    ------------


                       See Notes to Financial Statements.
                                       29


WILSHIRE TARGET FUNDS, INC.
SMALL COMPANY GROWTH PORTFOLIO
STATEMENT OF INVESTMENTS -- (CONTINUED)                          AUGUST 31, 1997
--------------------------------------------------------------------------------


                                                                      VALUE
SHARES                                                               (NOTE 1)
------                                                               --------

COMMON STOCKS -- (CONTINUED)
          DRUGS & MEDICINE -- 11.7%
 2,200    ADAC Laboratories, Inc.                                   $     43,175
 3,200    American Oncology Resources, Inc.*                              43,800
 4,900    Arrow International                                            145,163
 2,550    Bio-Rad Laboratories, Inc. Class A*                             71,878
 1,700    Datascope Corporation*                                          35,912
 6,950    Genesis Health Ventures, Inc.*                                 242,381
 1,300    Greenfield Industries, Inc.                                     34,287
 2,700    Hologic, Inc.*                                                  65,475
 6,200    Invacare Corporation                                           130,200
 3,000    Jones Medical Industries, Inc                                   89,250
 4,100    Mentor Corporation                                             126,075
 3,858    Nature's Sunshine Products, Inc.                                80,536
 1,900    Pediatrix Medical Group, Inc.*                                  79,087
 5,100    Renal Treatment Centers, Inc.*                                 172,763
 4,200    Respironics, Inc.*                                              97,125
 5,400    RoTech Medical Corporation*                                     97,200
 4,900    Sofamor Danek Group, Inc.*                                     234,894
 7,800    Thermedics, Inc.*                                              143,325
 6,700    Universal Health Services, Inc. Class B*                       293,544
                                                                    ------------
                                                                       2,226,070
                                                                    ------------


          ELECTRONICS -- 17.6%
 7,400    Acxiom Corporation*                                            131,350
 2,700    Altron, Inc.*                                                   54,675
 2,600    Belden, Inc.                                                   100,750
   300    Burr-Brown Corporation*                                         10,650
 1,600    Coherent, Inc.*                                                 73,400
 2,700    Credence Systems Corporation*                                  127,069
 6,100    Cypress Semiconductor Corporation*                             108,275
 6,000    Dallas Semiconductor Corporation                               229,875
 1,300    Dynatech Corporation*                                           49,724
 2,200    Electroglas, Inc.*                                              70,400
 2,600    Etec Systems, Inc.*                                            174,200
 1,100    Fluke Corporation                                               54,450
   500    FSI International, Inc.*                                         9,250
 5,000    Gentex Corporation*                                            120,000
 5,200    Input/Output, Inc.*                                            109,200
   600    International Rectifier Corporation*                            13,688
 3,800    Kent Electronics Corporation*                                  142,262
 2,100    Lam Research Corporation*                                      118,650
 2,800    Lattice Semiconductor Corporation*                             178,325


                       See Notes to Financial Statements.
                                       30



WILSHIRE TARGET FUNDS, INC.
SMALL COMPANY GROWTH PORTFOLIO
STATEMENT OF INVESTMENTS -- (CONTINUED)                          AUGUST 31, 1997
--------------------------------------------------------------------------------


                                                                      VALUE
SHARES                                                               (NOTE 1)
------                                                               --------
COMMON STOCKS -- (CONTINUED)
          ELECTRONICS -- (CONTINUED)
 2,400    Level One Communications, Inc.*                           $     85,500
 3,100    Marshall Industries*                                           123,031
 1,100    Novellus Systems, Inc.*                                        126,087
 2,400    Photronics, Inc.*                                              141,600
 6,200    PictureTel Corporation                                          77,500
 6,500    Presstek, Inc.*                                                260,000
 1,200    Proxim, Inc.*                                                   29,700
 5,200    Silicon Valley Group, Inc.*                                    175,500
 8,450    Symbol Technologies, Inc.                                      312,650
   300    Unitrode Corporation*                                           23,400
 4,400    Wyman-Gordon Company*                                          120,175
                                                                    ------------
                                                                       3,351,336
                                                                    ------------


          ENERGY - RAW MATERIALS -- 4.7%
 3,600    KCS Energy, Inc.                                                96,075
 2,900    Oceaneering International, Inc.*                                67,606
 1,200    Seitel, Inc.*                                                   47,775
 2,600    Swift Energy Company*                                           67,438
 4,600    Tejas Gas Corporation*                                         218,500
 2,800    Tersoro Petroleum Corporation*                                  47,950
 2,700    Varco International, Inc.*                                     107,325
 5,600    Vintage Petroleum, Inc.                                        240,450
                                                                    ------------
                                                                         893,119
                                                                    ------------


          FINANCE -- 3.9%
 2,400    Aames Financial Corporation                                     42,750
 3,600    AmeriCredit Corporation*                                        96,300
 4,700    CMAC Investment Corporation                                    216,788
 3,800    Henry (Jack) & Associates                                       95,000
 3,800    Legg Mason, Inc.                                               234,650
 2,400    Pre Paid Legal Services, Inc.                                   57,000
                                                                    ------------
                                                                         742,488
                                                                    ------------


          FOOD & AGRICULTURE-- 1.6%
 3,400    Richfood Holdings, Inc.                                         76,500
 3,200    Smart & Final, Inc.                                             75,600
 2,900    Smithfield Foods, Inc.*                                        159,863
                                                                    ------------
                                                                         311,963
                                                                    ------------

                       See Notes to Financial Statements.
                                       31



WILSHIRE TARGET FUNDS, INC.
SMALL COMPANY GROWTH PORTFOLIO
STATEMENT OF INVESTMENTS -- (CONTINUED)                          AUGUST 31, 1997
--------------------------------------------------------------------------------


                                                                      VALUE
SHARES                                                               (NOTE 1)
------                                                               --------

COMMON STOCKS -- (CONTINUED)
          INSURANCE -- 4.4%
 1,100    CRA Managed Care, Inc.*                                   $     61,050
 2,100    Executive Risk, Inc.                                           121,406
 1,200    Markel Corporation*                                            172,650
 9,300    UICI*                                                          279,000
 4,200    Vesta Insurance Group, Inc.                                    207,113
                                                                    ------------
                                                                         841,219
                                                                    ------------


          MEDIA -- 0.6%
 1,200    AMC Entertainment, Inc.*                                        23,400
 2,200    BET Holdings, Inc. Class A*                                     86,625
                                                                    ------------
                                                                         110,025
                                                                    ------------


          NONDURABLE & ENTERTAINMENT-- 2.5%
 6,500    Applebee's International, Inc.                                 165,750
 4,300    Catalina Marketing Corporation*                                199,143
 2,000    Regis Corporation                                               48,374
 4,700    Sodak Gaming, Inc.*                                             64,038
                                                                    ------------
                                                                         477,305
                                                                    ------------


          NON-FERROUS METALS-- 0.5%
 2,900    Wolverine Tube, Inc.*                                           93,162
                                                                    ------------


          PAPER & FOREST PRODUCTS -- 0.3%
 2,200    Lydall, Inc.*                                                   52,250
                                                                    ------------


          PRODUCER GOODS-- 2.3%
 7,100    Compucom Systems, Inc.*                                         71,444
 3,400    Ionics, Inc.*                                                  145,350
 6,400    JLG Industries, Inc.                                            74,800
 1,700    Kuhlman Corporation                                             48,238
 4,300    WMS Industries, Inc.*                                          106,156
                                                                    ------------
                                                                         445,988
                                                                    ------------


          RETAIL-- 3.5%
 1,700    Buckle, Inc.                                                    39,525
 9,950    Claire's Stores, Inc.                                          208,950
 2,800    Dress Barn, Inc.*                                               57,400
 1,800    Ethan Allen Interiors, Inc.                                    132,300
   700    Fabri-Centers of America, Class A*                              17,063
 1,000    Friedman's, Inc., Class A*                                      16,624


                       See Notes to Financial Statements.
                                       32



WILSHIRE TARGET FUNDS, INC.
SMALL COMPANY GROWTH PORTFOLIO
STATEMENT OF INVESTMENTS -- (CONTINUED)                          AUGUST 31, 1997
--------------------------------------------------------------------------------


                                                                      VALUE
SHARES                                                               (NOTE 1)
------                                                               --------

COMMON STOCKS -- (CONTINUED)
          RETAIL -- (CONTINUED)
 3,500    Just For Feet, Inc.*                                      $     45,938
 2,800    Stein Mart, Inc.*                                               78,400
 3,500    West Marine, Inc.*                                              66,500
                                                                    ------------
                                                                         662,700
                                                                    ------------


          TELEPHONE -- 4.7%
 2,300    Allen Telecom, Inc.*                                            54,913
 9,900    Aspect Telecommunications, Inc.*                               217,800
 5,400    MasTec, Inc.*                                                  252,113
 9,000    Octel Communications Corporation*                              273,375
 5,000    Premisys Communications, Inc.*                                 103,437
                                                                    ------------
                                                                         901,638
                                                                    ------------


          TIRE & RUBBER -- 0.9%
 5,400    Safeskin Corporation*                                          179,550
                                                                    ------------


          TRAVEL & RECREATION-- 3.4%
 3,100    Anchor Gaming Company*                                         248,000
 5,200    GTECH Holding Corporation*                                     156,325
 7,300    Regal Cinemas, Inc.*                                           207,138
 2,500    Rio Hotel & Casino, Inc.*                                       48,906
                                                                    ------------
                                                                         660,369
                                                                    ------------


          TRUCKING & FREIGHT -- 3.5%
 2,600    Airborne Freight Corporation                                   128,050
 5,100    Expeditors International of Washington, Inc.                   186,788
 3,223    Heartland Express, Inc.                                         79,769
 2,100    Landstar System, Inc.*                                          57,488
 2,700    Swift Transportation Company, Inc.*                             78,975
 6,300    Werner Enterprises, Inc.                                       137,812
                                                                    ------------
                                                                         668,882
                                                                    ------------


          TOTAL COMMON STOCKS (COST $15,467,741)                      19,020,683
                                                                    ============


 TOTAL INVESTMENTS (Cost $15,467,741**)          99.7%                19,020,683
 OTHER ASSETS AND LIABILITIES (Net)               0.3%                    49,197
                                                -----               ------------
 NET ASSETS                                     100.0%                19,069,880
                                                =====               ============

___________________

*        Non-income procucing security.
**       Aggregate cost for Federal tax purposes is $15,615,261.


                       See Notes to Financial Statements.
                                       33


WILSHIRE TARGET FUNDS, INC.
SMALL COMPANY VALUE PORTFOLIO
STATEMENT OF INVESTMENTS                                         AUGUST 31, 1997
--------------------------------------------------------------------------------


                                                                      VALUE
SHARES                                                               (NOTE 1)
------                                                               --------
COMMON STOCKS - 99.7%
               AEROSPACE & DEFENSE-- 0.7%
   6,200       AAR Corporation                                          $208,088
   1,800       Curtiss-Wright Corporation                                131,400
                                                                    ------------
                                                                         339,488
                                                                    ------------


               APPAREL -- 2.1%
   6,200       Brown Group, Inc.                                         103,463
   7,600       Guilford Mills, Inc.                                      165,300
   7,200       Kellwood Company                                          260,100
   9,400       Phillips-Vanheusen                                        135,125
   6,900       Springs Industries, Inc., Class A                         324,300
                                                                    ------------
                                                                         988,288
                                                                    ------------


               BANKS -- 16.2%
   7,650       Associated Banc-Corp                                      321,300
   7,150       BanCorp South, Inc.                                       227,012
   4,300       Bankers Corporation                                       121,475
   5,400       CCB Financial Corporation                                 436,725
   8,800       Centura Banks, Inc.                                       500,500
   4,900       Citizens Banking Corporation of Michigan                  193,550
   5,300       Commerce Bancorp, Inc.                                    196,100
   7,102       F&M National Corporation                                  193,530
   3,600       FirstBank of Illinois Corporation                         155,700
   7,700       First Commonwealth Financial                              164,587
  13,000       First Hawaiian, Inc.                                      479,375
   9,438       First Michigan Bank Corporation                           351,565
   6,100       Fort Wayne National Corporation                           192,150
  13,554       Fulton Financial Corporation                              372,735
   7,381       HUBCO, Inc.                                               226,043
   4,800       Jefferson Bankshares, Inc.                                186,000
   4,800       Magna Group, Inc.                                         121,800
   8,027       Mid Am, Inc.                                              138,459
   7,366       New York Bancorp, Inc.                                    224,663
   4,100       ONBANCorp, Inc.                                           213,200
   7,525       One Valley Bancorp, Inc.                                  323,105
   3,160       Provident Bankshares                                      142,200
  14,050       Provident Financial Group, Inc.                           665,619
   3,999       Queens County Bancorp.                                    215,446
   3,900       S&T Bancorp, Inc.                                         141,375
   6,900       Susquehanna Bancshares, Inc.                              189,750
   6,100       TR Financial Corporation                                  168,513
   7,027       Trustco Bank Corporation                                  180,945


                       See Notes to Financial Statements.
                                       34


WILSHIRE TARGET FUNDS, INC.
SMALL COMPANY VALUE PORTFOLIO
STATEMENT OF INVESTMENTS -- (CONTINUED)                          AUGUST 31, 1997
--------------------------------------------------------------------------------


                                                                      VALUE
SHARES                                                               (NOTE 1)
------                                                               --------

COMMON STOCKS -- (CONTINUED)
                BANKS -- (CONTINUED)
    6,100       United Bankshares, Inc.                                $ 280,600
    6,500       Whitney Holding Corporation                              261,625
                                                                    ------------
                                                                       7,585,647
                                                                    ------------


                BROADCASTING & ADVERTISING-- 0.5%
    8,500       True North Communications                                213,563
                                                                    ------------


                BUSINESS SERVICES-- 2.9%
    6,900       ABM Industries, Inc.                                     169,481
    5,650       American Business Products                               130,656
    6,200       Bowne & Company, Inc.                                    179,413
    4,700       New England Business Service                             143,350
   20,000       Safety-Kleen Corporation                                 403,750
    9,800       Standard Register Company                                335,038
                                                                    ------------
                                                                       1,361,688
                                                                    ------------


                CHEMICALS -- 3.4%
   13,700       Calgon Carbon Corporation                                188,375
    7,900       Dexter Corporation                                       300,200
    8,800       Ferro Corporation                                        331,100
    8,100       Geon Company                                             160,988
   15,600       Lawter International, Inc.                               204,750
    9,600       Mississippi Chemical Corporation                         208,200
    2,500       NCH Corporation                                          170,000
                                                                    ------------
                                                                       1,563,613
                                                                    ------------


                CONSTRUCTION -- 1.5%
    7,500       Centex Construction Products, Inc.                       214,688
    6,300       Granite Construction, Inc.                               132,300
    8,100       Interface, Inc.                                          226,800
    3,900       Lawson Products, Inc.                                    105,300
                                                                    ------------
                                                                         679,088
                                                                    ------------


                CONSUMER DURABLES-- 3.0%
    4,500       Bassett Furniture, Inc.                                  123,750
    7,100       Kimball International, Inc. Class B                      319,500
    6,100       La-Z Boy Companies                                       215,787
    2,600       National Presto Industries                               103,350
    7,700       Russ Berrie & Company, Inc.                              220,412
    3,400       Skyline Corporation                                       98,388




                       See Notes to Financial Statements.
                                       35


WILSHIRE TARGET FUNDS, INC.
SMALL COMPANY VALUE PORTFOLIO
STATEMENT OF INVESTMENTS -- (CONTINUED)                          AUGUST 31, 1997
--------------------------------------------------------------------------------


                                                                      VALUE
SHARES                                                               (NOTE 1)
------                                                               --------

COMMON STOCKS -- (CONTINUED)
                CONSUMER DURABLES -- (CONTINUED)
    9,300       Sturm Ruger & Company, Inc.                            $ 182,513
    4,200       Toro Company                                             155,925
                                                                    ------------
                                                                       1,419,625
                                                                    ------------


                COSMETICS -- 0.3%
    3,500       Chemed Corporation                                       131,688
                                                                    ------------


                DRUGS & MEDICINE-- 2.8%
    7,096       Block Drug, Inc. Class A                                 337,060
    4,700       Diagnostic Products Corporation                          130,425
   10,500       Herbalife International                                  248,062
   11,100       Owens & Minor, Inc.                                      150,544
   10,700       Wellman, Inc.                                            243,425
    5,700       West Company, Inc.                                       177,413
                                                                    ------------
                                                                       1,286,929
                                                                    ------------


                ELECTRONICS -- 1.9%
    6,400       ADAC Laboratories                                        125,600
   15,800       EG&G, Inc.                                               335,750
        1       Flowserve Corporation                                         34
    3,000       Fluke Corporation                                        148,500
    8,100       Gerber Scientific, Inc.                                  175,162
    3,900       Park Electrochemical Corporation                         115,538
                                                                    ------------
                                                                         900,584
                                                                    ------------


                ENERGY -- 2.5%
    6,600       AMCOL International Corporation                          112,200
   18,020       Atlantic Energy, Inc.                                    311,971
    5,600       Atmos Energy Corporation                                 152,600
    7,300       Berry Petroleum, Class A                                 134,137
    7,000       Eastern Enterprises                                      249,813
    7,800       Indiana Energy, Inc.                                     198,413
                                                                    ------------
                                                                       1,159,134
                                                                    ------------


                FINANCE -- 4.2%
    5,400       Bay View Capital Corporation                             139,725
    4,300       Chittenden Corporation                                   147,275
   12,400       First Financial Corporation Wisconsin                    399,900
    4,900       FNB Corporation                                          148,225
    5,700       Gallagher (Arthur J.) & Company                          203,775



                       See Notes to Financial Statements.
                                       36


WILSHIRE TARGET FUNDS, INC.
SMALL COMPANY VALUE PORTFOLIO
STATEMENT OF INVESTMENTS -- (CONTINUED)                          AUGUST 31, 1997
--------------------------------------------------------------------------------


                                                                      VALUE
SHARES                                                               (NOTE 1)
------                                                               --------
COMMON STOCKS -- (CONTINUED)
                FINANCE -- (CONTINUED)
    4,300       Interra Financial, Inc.                                $ 187,050
    3,400       JSB Financial, Inc.                                      154,062
    7,300       Morgan Keegan, Inc.                                      186,606
   15,200       Phoenix Duff & Phelps                                    115,900
    5,600       Standard Financials, Inc.                                142,800
    5,700       Thornburg Mortgage Asset Corporation                     131,813
                                                                    ------------
                                                                       1,957,131
                                                                    ------------


                FOOD & AGRICULTURE-- 3.9%
   14,600       Bob Evans Farms, Inc.                                    259,150
    6,800       Church & Dwight Company, Inc.                            194,650
   13,800       Dean Foods Company                                       612,375
    6,200       International Multifoods                                 166,625
   10,000       Smucker (J.M.) Company, Class A                          264,375
    8,700       Universal Foods Corporation                              337,669
                                                                    ------------
                                                                       1,834,844
                                                                    ------------


                INSURANCE-- 5.8%
   14,000       Alfa Corporation                                         204,750
    6,950       ALLIED Group, Inc.                                       307,538
    4,300       E.W. Blanch Holdings, Inc.                               126,313
    4,000       First American Financial Corporation                     179,000
    3,300       Foremost Corporation of America                          183,563
    5,200       Guaranty National Corporation                            146,575
    4,900       Harleysville Group, Inc.                                 207,638
    4,100       MMI Companies                                            102,756
   12,000       Ohio Casualty Company                                    558,000
    5,000       Selective Insurance Group                                246,250
    4,200       Trenwick Group, Inc.                                     152,775
    4,300       Washington National Corporation                          126,850
    6,100       Zenith National Insurance Corporation                    164,317
                                                                    ------------
                                                                       2,706,325
                                                                    ------------


                LEASING (EQUIPMENT) -- 1.4%
   14,400       Rollins Truck Leasing Corporation                        233,100
    7,000       GATX Corporation                                         437,938
                                                                    ------------
                                                                         671,038
                                                                    ------------


                LIQUOR -- 1.0%
   12,800       Coors, Adolph Company, Class B                           472,000
                                                                    ------------


                       See Notes to Financial Statements.
                                       37



WILSHIRE TARGET FUNDS, INC.
SMALL COMPANY VALUE PORTFOLIO
STATEMENT OF INVESTMENTS -- (CONTINUED)                          AUGUST 31, 1997
--------------------------------------------------------------------------------


                                                                      VALUE
SHARES                                                               (NOTE 1)
------                                                               --------
COMMON STOCKS -- (CONTINUED)
                MACHINE & MACHINE TOOLS-- 0.5%
    7,200       Regal Beloit                                           $ 216,450
                                                                    ------------


                MANUFACTURING INDUSTRIES-- 1.4%
    7,500       Brady (W.H.) Company                                     227,812
    4,800       Fuller (H.B.) Company                                    264,900
    4,600       Standex International Corporation                        145,188
                                                                    ------------
                                                                         637,900
                                                                    ------------


                MEDIA -- 1.3%
   10,200       Banta Corporation                                        275,400
    9,100       Media General, Inc. Class A                              334,425
                                                                    ------------
                                                                         609,825
                                                                    ------------


                MOTOR VEHICLES -- 2.8%
    4,300       Applied Industrial Technologies, Inc.                    176,837
   10,100       Arctic Cat, Inc.                                         109,838
    8,400       Arvin Industries, Inc.                                   292,425
   10,800       Breed Technologies, Inc.                                 229,500
    6,470       Myers Industries, Inc.                                   102,711
    6,500       Smith (A.O.) Corporation                                 229,125
    5,800       Standard Products Company                                153,700
                                                                    ------------
                                                                       1,294,136
                                                                    ------------


                NON-FERROUS METALS-- 1.1%
    5,700       Brush Wellman, Inc.                                      142,500
    4,900       Castle (A.M.) & Company                                  126,175
    5,300       Commercial Metals                                        162,975
   18,100       UNR Industries, Inc.                                      83,713
                                                                    ------------
                                                                         515,363
                                                                    ------------


                PAPER & FOREST PRODUCTS-- 3.0%
    8,000       Chesapeake Corporation                                   275,000
   14,500       Glatefelter (P.H.) Company                               299,969
   17,700       Longview Fibre Company                                   370,594
    9,900       Potlatch Corporation                                     462,206
                                                                    ------------
                                                                       1,407,769
                                                                    ------------


                       See Notes to Financial Statements.
                                       38



WILSHIRE TARGET FUNDS, INC.
SMALL COMPANY VALUE PORTFOLIO
STATEMENT OF INVESTMENTS -- (CONTINUED)                          AUGUST 31, 1997
--------------------------------------------------------------------------------


                                                                      VALUE
SHARES                                                               (NOTE 1)
------                                                               --------

COMMON STOCKS -- (CONTINUED)
               PRODUCER GOODS -- 4.1%
   10,500      Albany International Corporation Class A                $ 284,156
    6,900      Barnes Group, Inc.                                        190,181
    2,700      Butler Manufacturing Company                               97,200
    5,600      CLARCOR, Inc.                                             146,650
    3,400      Helix Technology Corporation                              203,150
    6,050      Hughes Supply, Inc.                                       155,031
    6,400      Juno Lighting, Inc.                                       106,400
    5,850      Manitowoc, Inc.                                           211,332
    2,800      NACCO Industries, Inc.                                    241,500
    4,800      Quanex Corporation                                        174,300
    4,300      Zurn Industries, Inc.                                     127,656
                                                                    ------------
                                                                       1,937,556
                                                                    ------------


               RESTAURANTS -- 0.7%
    8,100      Luby's Cafeterias, Inc.                                   159,469
    7,100      Sbarro, Inc.                                              189,925
                                                                    ------------
                                                                         349,394
                                                                    ------------


               RETAIL -- 5.2%
   29,450      Family Dollar Stores, Inc.                                625,812
    7,500      Hancock Fabrics, Inc.                                      93,750
   13,400      Longs Drug Stores, Inc.                                   339,188
   16,000      Ruddick Corporation                                       240,000
   11,000      Shopko Stores, Inc.                                       302,500
    6,100      Stanhome, Inc.                                            198,250
   16,800      Stride Rite Corporation                                   199,500
   11,300      Talbots                                                   298,744
    4,400      Wynns International, Inc.                                 127,050
                                                                    ------------
                                                                       2,424,794
                                                                    ------------


               STEEL -- 2.9%
   10,300      Birmingham Steel Corporation                              193,125
    6,600      Carpenter Technology Corporation                          295,762
    9,800      Chaparral Steel Company                                   148,225
    4,000      Cleveland-Cliffs, Inc.                                    166,750
    8,700      Intermet Corporation                                      150,619
   13,400      J & L Speciality Steel, Inc.                              167,500
    8,800      Oregon Steel Mills, Inc.                                  237,050
                                                                    ------------
                                                                       1,359,031
                                                                    ------------


                       See Notes to Financial Statements.
                                       39


WILSHIRE TARGET FUNDS, INC.
SMALL COMPANY VALUE PORTFOLIO
STATEMENT OF INVESTMENTS -- (CONTINUED)                          AUGUST 31, 1997
--------------------------------------------------------------------------------


                                                                      VALUE
SHARES                                                               (NOTE 1)
------                                                               --------
COMMON STOCKS -- (CONTINUED)
               TOBACCO -- 0.9
   12,000      Universal Corporation                                   $ 436,500
                                                                    ------------


               TRANSPORTATION -- 2.6%
    7,300      Airborne Freight Corporation.                             359,525
    8,400      APL Limited                                               268,800
   10,200      ASA Holdings, Inc.                                        303,450
    8,800      USFreightways Corporation                                 264,000
                                                                    ------------
                                                                       1,195,775
                                                                    ------------


               TRAVEL & RECREATION -- 0.4%
    5,718      K2, Inc.                                                  177,258
                                                                    ------------


               UTILITIES -- 18.7%
    4,700      Arch Coal Corporation                                     130,131
    4,700      Bay State Gas Company                                     137,181
    5,000      Black Hills Power & Light Corporation                     139,375
    7,900      Cabot Oil & Gas Corporation                               183,181
    2,200      California Water Services Company                         102,025
    6,100      Central Hudson Gas & Electric Corporation                 203,587
    7,800      Central Louisiana Electric Company, Inc.                  204,750
   11,200      Central Maine Power Company                               142,100
    4,700      CILCORP, Inc.                                             188,881
   11,700      CIPSCO, Inc.                                              432,168
    7,100      Eastern Utilities Association                             135,787
    5,700      Empire District Electric Company                           97,612
    4,600      Energen Corporation                                       165,887
   12,900      Idaho Power Company                                       407,962
   10,300      IES Industries, Inc.                                      315,437
    3,400      Interstate Power Company                                   99,450
    6,100      Laclede Gas Company                                       149,068
    5,600      Madison Gas & Electric Company                            113,400
    9,750      MDU Resources Group                                       233,390
   11,300      Minnesota Power & Light Company                           388,437
   17,000      Nevada Power Company                                      359,125
    6,200      New Jersey Resources                                      198,787
    7,800      Northwest Natural Gas Company                             195,000
    6,200      Northwestern Public Service                               119,738
    9,500      ONEOK, Inc.                                               307,563
    4,700      Orange & Rockland Utilities                               159,506
    6,700      Philadelphia Suburban Company                             155,356
   10,200      Piedmont Natural Gas, Inc.                                269,663



                       See Notes to Financial Statements.
                                       40





WILSHIRE TARGET FUNDS, INC.
SMALL COMPANY VALUE PORTFOLIO
STATEMENT OF INVESTMENTS -- (CONTINUED)                          AUGUST 31, 1997
--------------------------------------------------------------------------------


                                                                      VALUE
SHARES                                                               (NOTE 1)
------                                                               --------
COMMON STOCKS -- (CONTINUED)
               UTILITIES -- (CONTINUED)
      6,800    Public Service Company of North Carolina .            $   144,925
     12,100    Quaker State Corporation                                  187,550
     13,300    Rochester Gas & Electric Company                          313,381
      8,100    SIGCORP, Inc.                                             204,525
     10,500    Snyder Oil Corporation                                    206,719
      9,300    Southwest Gas Corporation                                 184,256
      8,600    Southwestern Energy Company                               109,650
      4,500    TNP Entreprise, Inc.                                      105,469
      4,900    United Illuminating Company                               171,194
     12,100    United Water Resources, Inc.                              216,288
     19,200    Washington Water Power                                    374,400
      6,300    WICOR, Inc.                                               249,244
     10,500    WPL Holdings, Inc.                                        290,719
      8,200    WPS Resources Corporation                                 229,088
                                                                    ------------
                                                                       8,721,955
                                                                    ------------


               TOTAL COMMON STOCKS (Cost $38,687,725)                 46,554,379
                                                                    ============


TOTAL INVESTMENTS (COST $38,687,725**)               99.7%            46,554,379
OTHER ASSETS AND LIABILITIES (NET)                    0.3%               156,097
                                                    -----            -----------
NET ASSETS                                          100.0%           $46,710,476
                                                    =====            ===========

_________________

**   Aggregate cost for Federal tax purposes is $38,882,661.




                       See Notes to Financial Statements.
                                       41










                               [INSERT FINANCIALS]













WILSHIRE TARGET FUNDS, INC.
STATEMENTS OF ASSETS AND LIABILITIES
                                                                 AUGUST 31, 1997

                                                    LARGE          LARGE        SMALL           SMALL
                                                   COMPANY        COMPANY      COMPANY         COMPANY
                                                   GROWTH          VALUE        GROWTH          VALUE
                                                  PORTFOLIO      PORTFOLIO     PORTFOLIO      PORTFOLIO
                                                  ---------      ---------     ---------      ---------
ASSETS:
Investments, at value (Note 1),
        See accompanying schedules               $ 114,554,870  $ 62,108,131  $ 19,020,683  $ 46,554,379
Cash                                                   921,066     1,503,244        76,730       114,420
Dividends receivable                                    60,926       216,683         1,675       129,187
Receivable for Portfolio shares sold                   374,351       836,276         2,100         7,000
Prepaid expenses and other assets                       25,699         7,040         2,681         6,567
                                                 -------------  ------------  ------------  ------------
                  Total Assets                     115,936,912    64,671,374    19,103,869    46,811,553
                                                 -------------  ------------  ------------  ------------

LIABILITIES:
Payable for investment securities purchased            412,248     1,246,762            --            --
Payable for Portfolio shares redeemed                   12,638        24,995            --        32,273
Investment advisory fee payable (Note 2)                10,139         5,143         1,604         4,194
Administration fee payable (Note 2)                     15,188         7,694         2,382         6,271
Shareholder servicing fees payable (Note 3)              7,994           652           220           762
Transfer agent fees payable (Note 2)                    15,129         8,925         4,900         7,786
Custodian fees payable (Note 2)                          3,082         8,763         6,439         9,745
Accrued legal and audit fees                            47,088        38,355        15,833        34,417
Accrued expenses and other payables                     52,187         6,889         2,611         5,629
                                                 -------------  ------------  ------------  ------------
                  Total Liabilities                    575,693     1,348,178        33,989       101,077
                                                 -------------  ------------  ------------  ------------
NET ASSETS                                       $ 115,361,219  $ 63,323,196  $ 19,069,880  $ 46,710,476
                                                 =============  ============  ============  ============
Investments, at cost (Note 1)                    $  91,446,230  $ 51,738,577  $ 15,467,741  $ 38,687,725
                                                 =============  ============  ============  ============

                       See Notes to Financial Statements.

                                       42



WILSHIRE TARGET FUNDS, INC.
STATEMENTS OF ASSETS AND LIABILITIES
                                                                 AUGUST 31, 1997

                                                    LARGE          LARGE        SMALL           SMALL
                                                   COMPANY        COMPANY      COMPANY         COMPANY
                                                   GROWTH          VALUE        GROWTH          VALUE
                                                  PORTFOLIO      PORTFOLIO     PORTFOLIO      PORTFOLIO
                                                  ---------      ---------     ---------      ---------
NET ASSETS CONSIST OF:
Undistributed net investment income              $     115,989  $    762,826  $         --  $    705,999
Accumulated net realized gain on
        investments sold                             1,653,915     2,270,480       109,425     2,732,795
Net unrealized appreciation of investments          23,108,640    10,369,554     3,552,942     7,866,654
Par value                                                4,823         3,093         1,148         2,710
Paid-in capital                                     90,477,852    49,917,243    15,406,365    35,402,318
                                                 -------------  ------------  ------------  ------------
                                                 $ 115,361,219  $ 63,323,196  $ 19,069,880  $ 46,710,476
                                                 =============  ============  ============  ============

NET ASSETS:
Investment Class shares                          $  73,479,964  $ 13,988,955  $ 14,470,510  $ 20,298,660
                                                 =============  ============  ============  ============
Institutional Class shares                       $  41,881,255  $ 49,334,241  $  4,599,370  $ 26,411,816
                                                 =============  ============  ============  ============

SHARES OUTSTANDING:
Investment Class shares                              3,071,993       682,707       871,275     1,176,841
                                                 =============  ============  ============  ============
Institutional Class shares                           1,751,290     2,410,117       276,982     1,533,155
                                                 =============  ============  ============  ============

INVESTMENT CLASS SHARES:
Net asset value, offering and redemption
        price per share                          $       23.92  $      20.49  $      16.61  $      17.25
                                                 =============  ============  ============  ============

INSTITUTIONAL CLASS SHARES:
Net asset value, offering and redemption
        price per share                          $       23.91  $      20.47  $      16.61  $      17.23
                                                 =============  ============  ============  ============

                       See Notes to Financial Statements.

                                       43



WILSHIRE TARGET FUNDS, INC.
STATEMENTS OF OPERATIONS
                                              FOR THE YEAR ENDED AUGUST 31, 1997

                                                    LARGE          LARGE        SMALL           SMALL
                                                   COMPANY        COMPANY      COMPANY         COMPANY
                                                   GROWTH          VALUE        GROWTH          VALUE
                                                  PORTFOLIO      PORTFOLIO     PORTFOLIO      PORTFOLIO
                                                  ---------      ---------     ---------      ---------
INVESTMENT INCOME:
Dividends                                        $     634,082  $  1,407,526  $     30,362  $  1,292,264
                                                 -------------  ------------  ------------  ------------
EXPENSES:
Investment advisory fee (Note 2)                       156,239       102,886        46,788        93,963
Administration fee (Note 2)                            120,719        88,732        55,070        83,379
Transfer agent fees (Note 2)                           106,232       103,327        73,346        96,166
Custodian fees (Note 2)                                 78,096        54,027        29,244        51,593
Registration and filing fees                            74,476        57,997        35,759        40,641
Legal and audit fees                                    55,893        45,013         9,199        33,032
Amortization of organization costs (Note 5)              3,452         3,602         3,350         2,479
Directors fees and expenses (Note 2)                    19,162        14,516         5,449        12,819
Distribution fees (Note 3)                              13,509            --            --            --
Other                                                   48,286        15,907        13,441        18,169
                                                 -------------  ------------  ------------  ------------
           Subtotal                                    676,064       486,007       271,646       432,241
Fees waived by investment adviser (Note 2)             (93,760)      (61,731)      (28,073)      (56,378)
Expenses reimbursed by administrator
        (Note 2)                                       (24,498)      (27,823)      (12,169)      (37,363)
Custody earnings credit (Note 2)                       (56,665)      (23,196)       (3,729)      (16,137)
                                                 -------------  ------------  ------------  ------------
           Total net expenses                          501,141       373,257       227,675       322,363
                                                 -------------  ------------  ------------  ------------
NET INVESTMENT
        INCOME/(LOSS)                                  132,941     1,034,269      (197,313)      969,901
                                                 -------------  ------------  ------------  ------------
NET REALIZED AND
        UNREALIZED GAIN
        ON INVESTMENTS
        (Notes 1 and 4):
Net realized gain on investments during
        the year                                     2,999,006     3,378,742       933,077     4,279,058
Net change in unrealized appreciation
        of investments during the year              17,528,339     7,579,626     1,789,172     6,540,323
                                                 -------------  ------------  ------------  ------------
NET REALIZED AND
        UNREALIZED GAIN
        ON INVESTMENTS                              20,527,345    10,958,368     2,722,249    10,819,381
                                                 -------------  ------------  ------------  ------------
NET INCREASE IN
        NET ASSETS RESULTING
        FROM OPERATIONS                          $  20,660,286  $ 11,992,637  $  2,524,936  $ 11,789,282
                                                 =============  ============  ============  ============

                       See Notes to Financial Statements.

                                       44



WILSHIRE TARGET FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS
                                                      YEAR ENDED AUGUST 31, 1997

                                                    LARGE          LARGE        SMALL           SMALL
                                                   COMPANY        COMPANY      COMPANY         COMPANY
                                                   GROWTH          VALUE        GROWTH          VALUE
                                                  PORTFOLIO      PORTFOLIO     PORTFOLIO      PORTFOLIO
                                                  ---------      ---------     ---------      ---------
OPERATIONS:
Net investment income/(loss)                     $     132,941  $  1,034,269  $   (197,313) $    969,901
Net realized gain on investments sold
        during the year                              2,999,006     3,378,742       933,077     4,279,058
Net change in unrealized appreciation
        of investments during the year              17,528,339     7,579,626     1,789,172     6,540,323
                                                 -------------  ------------  ------------  ------------

Net increase in net assets resulting from
        operations                                  20,660,286    11,992,637     2,524,936    11,789,282
DISTRIBUTIONS TO
        SHAREHOLDERS FROM:
Net investment income:
        Investment Class shares                        (22,088)     (450,971)           --      (662,863)
        Institutional Class shares                     (29,526)     (603,729)           --      (355,380)
Net realized gain on investments:
        Investment Class shares                     (2,335,170)   (1,745,588)   (3,506,355)   (2,277,643)
        Institutional Class shares                  (1,724,527)   (2,263,715)     (802,363)   (1,191,034)
                                                 -------------  ------------  ------------  ------------
Total distributions to shareholders                 (4,111,311)   (5,064,003)   (4,308,718)   (4,486,920)
CAPITAL STOCK TRANSACTIONS:
Investment Class Shares:
        Shares sold                                 56,172,170     6,591,762     3,370,546     8,355,863
        Shares issued as reinvestment
           of dividends                              2,087,327     2,047,357     3,289,679     2,785,299
        Shares redeemed                            (15,134,615)  (15,615,868)   (8,655,680)  (20,524,026)
                                                 -------------  ------------  ------------  ------------
Total Investment Class shares                       43,124,882    (6,976,749)   (1,995,455)   (9,382,864)
                                                 -------------  ------------  ------------  ------------
Institutional Class shares:
        Shares sold                                 27,361,859    25,463,128       421,000    20,495,849
        Shares issued as reinvestment
          of dividends                               1,754,053     2,867,445       802,362     1,546,414
        Shares redeemed                               (225,881)     (343,952)         (964)   (7,914,939)
                                                 -------------  ------------  ------------  ------------
Total Institutional Class shares                    28,890,031    27,986,621     1,222,398    14,127,324
                                                 -------------  ------------  ------------  ------------
Net increase/(decrease) in net assets
        from Capital Stock transactions             72,014,913    21,009,872      (773,057)    4,744,460
                                                 -------------  ------------  ------------  ------------
Net increase/(decrease) in net assets               88,563,888    27,938,506    (2,556,839)   12,046,822
                                                 -------------  ------------  ------------  ------------
NET ASSETS:
Beginning of year                                   26,797,331    35,384,690    21,626,719    34,663,654
                                                 -------------  ------------  ------------  ------------

End of year                                      $ 115,361,219  $ 63,323,196  $ 19,069,880  $ 46,710,476
                                                 =============  ============  ============  ============

Undistributed net investment income              $     115,989  $    762,826  $         --  $    705,999
                                                 =============  ============  ============  ============


                       See Notes to Financial Statements.

                                       45



WILSHIRE TARGET FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
                                                      YEAR ENDED AUGUST 31, 1997

                                                    LARGE          LARGE        SMALL           SMALL
                                                   COMPANY        COMPANY      COMPANY         COMPANY
                                                   GROWTH          VALUE        GROWTH          VALUE
                                                  PORTFOLIO      PORTFOLIO     PORTFOLIO      PORTFOLIO
                                                  ---------      ---------     ---------      ---------
CAPITAL SHARE TRANSACTIONS:
Investment Class shares:
        Shares sold                                  2,654,409       369,344       207,868       534,802
        Shares issued as reinvestment
           of dividends                                106,063       117,125       226,561       195,461
        Shares redeemed                               (672,257)     (812,923)     (535,487)   (1,270,157)
                                                 -------------  ------------  ------------  ------------
Net increase/(decrease) in Investment
        Class shares outstanding                     2,088,215      (326,454)     (101,058)     (539,894)
                                                 =============  ============  ============  ============
Institutional Class shares:
        Shares sold                                  1,270,150     1,283,987        29,135     1,427,581
        Shares issued as reinvestment
           of dividends                                 89,174       164,042        55,221       108,597
        Shares redeemed                                 (9,124)      (17,018)          (69)     (463,718)
                                                 -------------  ------------  ------------  ------------
Net increase in Institutional Class
        shares outstanding                           1,350,200     1,431,011        84,287     1,072,460
                                                 =============  ============  ============  ============



                       See Notes to Financial Statements.

                                       46



WILSHIRE TARGET FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
                                                      YEAR ENDED AUGUST 31, 1997

                                                    LARGE          LARGE        SMALL           SMALL
                                                   COMPANY        COMPANY      COMPANY         COMPANY
                                                   GROWTH          VALUE        GROWTH          VALUE
                                                  PORTFOLIO      PORTFOLIO     PORTFOLIO      PORTFOLIO
                                                  ---------      ---------     ---------      ---------
OPERATIONS:
Net investment income/(loss)                     $     104,973  $  1,081,833  $   (174,731) $  1,106,895
Net realized gain on investments sold
        during the year                              3,041,621     3,153,054     3,995,373     2,101,923
Net change in unrealized appreciation/
        (depreciation) of investments
        during the year                              1,835,722       583,669      (279,274)     (194,305)
                                                 -------------  ------------  ------------  ------------

Net increase in net assets resulting from
        operations                                   4,982,316     4,818,556     3,541,368     3,014,513
DISTRIBUTIONS TO
        SHAREHOLDERS FROM:
Net investment income:
        Investment Class shares                       (171,127)     (772,273)           --    (1,093,961)
        Institutional Class shares                          --            --            --            --
Net realized gain on investments:
        Investment Class shares                       (586,295)     (831,426)   (3,245,229)     (860,790)
        Institutional Class shares                          --            --            --            --
                                                 -------------  ------------  ------------  ------------
Total distributions to shareholders                   (757,422)   (1,603,699)   (3,245,229)   (1,954,751)
CAPITAL STOCK TRANSACTIONS:
Investment Class shares:
        Shares sold                                 14,574,069    21,626,014     9,937,125    24,066,420
        Shares issued as reinvestment
           of dividends                                689,109     1,564,499     3,050,507     1,906,029
        Shares redeemed                            (21,367,106)  (30,777,774)  (16,749,530)  (25,464,503)
                                                 -------------  ------------  ------------  ------------
Total Investment Class shares                       (6,103,928)   (7,587,261)   (3,761,898)      507,946
                                                 -------------  ------------  ------------  ------------
Institutional Class shares:
        Shares sold                                  7,327,918    16,830,839     3,210,300     7,117,734
                                                 -------------  ------------  ------------  ------------
Total Institutional Class shares                     7,327,918    16,830,839     3,210,300     7,117,734
                                                 -------------  ------------  ------------  ------------
Net increase/(decrease) in net assets
        from Capital Stock transactions              1,223,990     9,243,578      (551,598)    7,625,680
                                                 -------------  ------------  ------------  ------------

Net increase/(decrease) in net assets                5,448,884    12,458,435      (255,459)    8,685,442
                                                 -------------  ------------  ------------  ------------
NET ASSETS:
Beginning of year                                   21,348,447    22,926,255    21,882,178    25,978,212
                                                 -------------  ------------  ------------  ------------
End of year                                      $  26,797,331  $ 35,384,690  $ 21,626,719  $ 34,663,654
                                                 =============  ============  ============  ============
Undistributed net investment income              $      31,210  $    779,655  $         --  $    751,862
                                                 =============  ============  ============  ============


                       See Notes to Financial Statements.

                                       47



WILSHIRE TARGET FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
                                                      YEAR ENDED AUGUST 31, 1997

                                                    LARGE          LARGE        SMALL           SMALL
                                                   COMPANY        COMPANY      COMPANY         COMPANY
                                                   GROWTH          VALUE        GROWTH          VALUE
                                                  PORTFOLIO      PORTFOLIO     PORTFOLIO      PORTFOLIO
                                                  ---------      ---------     ---------      ---------
CAPITAL SHARE TRANSACTIONS:
Investment Class Shares:
        Shares sold                                    811,376     1,253,565       562,163     1,527,858
        Shares issued as reinvestment
           of dividends                                 39,718        92,464       186,234       122,970
        Shares redeemed                             (1,173,450)   (1,767,796)     (955,596)   (1,619,393)
                                                 -------------  ------------  ------------  ------------
Net increase/(decrease) in Investment
        Class shares outstanding                      (322,356)     (421,767)     (207,199)       31,435
                                                 =============  ============  ============  ============
Institutional Class shares:
        Shares sold                                    401,090       979,106       192,695       460,695
                                                 -------------  ------------  ------------  ------------
Net increase in Institutional Class
        shares outstanding                             401,090       979,106       192,695       460,695
                                                 =============  ============  ============  ============

                       See Notes to Financial Statements.

                                       48



WILSHIRE TARGET FUNDS, INC.
LARGE COMPANY GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS

     For a Portfolio Share Outstanding Throughout Each Period.

                                                        INVESTMENT CLASS SHARES
                                        ---------------------------------------------------------
                                          YEAR        YEAR        YEAR        YEAR       PERIOD
                                          ENDED       ENDED       ENDED       ENDED       ENDED
                                         8/31/97     8/31/96     8/31/95     8/31/94     8/31/93(1)
                                        ---------   ---------   ---------   ---------   ---------
Net asset value, beginning of year      $   19.35   $   16.34   $   13.31   $   12.74   $   12.50
                                        ---------   ---------   ---------   ---------   ---------
INCOME FROM INVESTMENT
        OPERATIONS:
Net investment income                        0.04***     0.07        0.10        0.15        0.21
Net realized and unrealized gain on
        investments                          7.29        3.45        3.03        0.65        0.10
                                        ---------   ---------   ---------   ---------   ---------
Total from investment operations             7.33        3.52        3.13        0.80        0.31
                                        ---------   ---------   ---------   ---------   ---------
LESS DISTRIBUTIONS:
Dividends from net investment income        (0.03)      (0.12)      (0.10)      (0.23)      (0.07)
Distributions from capital gains            (2.73)      (0.39)         --          --          --
                                        ---------   ---------   ---------   ---------   ---------
Total distributions                         (2.76)      (0.51)      (0.10)      (0.23)      (0.07)
                                        ---------   ---------   ---------   ---------   ---------
Net asset value, end of year            $   23.92   $   19.35   $   16.34   $   13.31   $   12.74
                                        =========   =========   =========   =========   =========
Total return (a)                            40.91%      21.90%      23.67%       6.34%       2.46%**
                                        =========   =========   =========   =========   =========
RATIOS TO AVERAGE NET ASSETS/
        SUPPLEMENTAL DATA:
Net assets, end of year (in 000's)      $  73,480   $  19,035   $  21,348   $   8,424   $   8,061
Operating expenses including
        reimbursement/waiver/custody
        earnings credit                      0.81%       0.93%       0.84%       0.68%         --
Operating expenses excluding custody
        earnings credit                      0.91%         --          --          --          --
Operating expenses excluding
        reimbursement/waiver/custody
        earnings credit                      1.09%       0.96%       1.05%       1.39%       1.14%**
Net investment income including
        reimbursement/waiver/custody
        earnings credit                      0.20%       0.39%       0.94%       1.18%       1.66%**
Portfolio turnover rate                        43%         44%         30%         22%         12%**
Average commission rate paid (b)        $  0.0247   $  0.0312          --          --          --

--------------------

         **     Non-annualized.
        ***     The  selected per share data was  calculated  using the weighted average shares outstanding method for the year.
        (1)     Large Company Growth Portfolio Investment Class Shares commenced operations on September 30, 1992.
        (a)     Total return  represents  aggregate  total return for the period indicated.
        (b)     Average  commission rate paid per share of portfolio  securities purchased and sold by the Portfolio.


                       See Notes to Financial Statements.

                                       49



WILSHIRE TARGET FUNDS, INC.
LARGE COMPANY GROWTH PORTFOLIO -- (CONTINUED)
FINANCIAL HIGHLIGHTS

     For a Portfolio Share Outstanding Throughout Each Period.

                                                                             INSTITUTIONAL CLASS SHARES
                                                                             --------------------------

                                                                                  YEAR       PERIOD
                                                                                  ENDED       ENDED
                                                                                 8/31/97     8/31/96(1)
                                                                                ---------   ---------
Net asset value, beginning of year                                              $   19.35   $   18.27
                                                                                ---------   ---------

INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                                                0.05***     0.01
Net realized and unrealized gain on investments                                      7.29        1.07
                                                                                ---------   ---------
Total from investment operations                                                     7.34        1.08
                                                                                ---------   ---------

LESS DISTRIBUTIONS:
Dividends from net investment income                                                (0.05)         --
Distributions from capital gains                                                    (2.73)         --
                                                                                ---------   ---------
Total distributions                                                                 (2.78)         --
                                                                                ---------   ---------
Net asset value, end of year                                                    $   23.91   $   19.35
                                                                                =========   =========
Total return (a)                                                                    40.99%       5.91%**
                                                                                =========   =========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's)                                              $  41,881   $   7,763
Operating expenses including reimbursement/waiver/custody earnings credit            0.78%       0.91%*
Operating expenses excluding custody earnings credit                                 0.87%         --
Operating expenses excluding reimbursement/waiver/custody earnings credit            1.06%       0.94%*
Net investment income including reimbursement/waiver/custody earnings credit         0.23%       0.41%*
Portfolio turnover rate                                                                43%         44%**
Average commission rate paid (b)                                                $  0.0247   $  0.0312

-------------------------
 *       Annualized.
 **      Non-annualized.
 *** The selected per share data was calculated using the weighted average shares outstanding method for the year.
 (1)     Large  Company  Growth  Portfolio   Institutional  Class  Shares
         commenced operations on July 15, 1996.
 (a) Total return represents aggregate total return for the period indicated.
 (b) Average commission rate paid per share of portfolio securities purchased and sold by the Portfolio.


                       See Notes to Financial Statements.

                                       50



WILSHIRE TARGET FUNDS, INC.
LARGE COMPANY VALUE PORTFOLIO
FINANCIAL HIGHLIGHTS

     For a Portfolio Share Outstanding Throughout Each Period.


                                                        INVESTMENT CLASS SHARES
                                        ---------------------------------------------------------
                                          YEAR        YEAR        YEAR        YEAR       PERIOD
                                          ENDED       ENDED       ENDED       ENDED       ENDED
                                         8/31/97     8/31/96     8/31/95     8/31/94     8/31/93(1)
                                        ---------   ---------   ---------   ---------   ---------
Net asset value, beginning of year      $   17.80   $   16.02   $   13.99   $   15.18   $   12.50
                                        ---------   ---------   ---------   ---------   ---------
INCOME FROM INVESTMENT
        OPERATIONS:
Net investment income                        0.47***     0.85        0.34        0.36        0.54
Net realized and unrealized gain/(loss)
        on investments                       5.13        1.91        2.19       (0.90)       2.30
                                        ---------   ---------   ---------   ---------   ---------
Total from investment operations             5.60        2.76        2.53       (0.54)       2.84

LESS DISTRIBUTIONS:
Dividends from net investment income        (0.60)      (0.47)      (0.40)      (0.36)      (0.16)
Distributions from capital gains            (2.31)      (0.51)      (0.10)      (0.29)         --
                                        ---------   ---------   ---------   ---------   ---------
Total distributions                         (2.91)      (0.98)      (0.50)      (0.65)      (0.16)
                                        ---------   ---------   ---------   ---------   ---------
Net asset value, end of year            $   20.49   $   17.80   $   16.02   $   13.99   $   15.18
                                        =========   =========   =========   =========   =========
Total return (a)                            34.27%      17.52%      18.97%      (3.61)%     22.93%**
                                        =========   =========   =========   =========   =========

RATIOS TO AVERAGE NET ASSETS/
        SUPPLEMENTAL DATA:
Net assets, end of year (in 000's)      $  13,989   $  17,960   $  22,926   $  12,158   $   8,116
Operating expenses including
        reimbursement/waiver/custody
        earnings credit                      0.91%       0.89%       0.81%       0.58%         --
Operating expenses excluding custody
        earnings credit                      0.96%         --          --          --          --
Operating expenses excluding
        reimbursement/waiver/custody
        earnings credit                      1.18%       0.92%       1.02%       1.18%       1.32%**
Net investment income including
        reimbursement/waiver/custody
        earnings credit                      2.51%       3.12%       3.77%       4.02%       4.27%**
Portfolio turnover rate                        65%         56%         58%         47%         22%**
Average commission rate paid (b)        $  0.0222   $   0.0269         --          --          --

--------------------
         **     Non-annualized.
        ***     The  selected per share data was  calculated  using the weighted average shares outstanding method for the year.
        (1)     Large Company Value Portfolio  Investment Class Shares commenced operations on September 30, 1992.
        (a)     Total  return  represents  aggregate  total  return for the year indicated.
        (b)     Average  commission rate paid per share of portfolio  securities purchased and sold by the Portfolio.

                       See Notes to Financial Statements.

                                       51



WILSHIRE TARGET FUNDS, INC.
LARGE COMPANY VALUE PORTFOLIO -- (CONTINUED)
FINANCIAL HIGHLIGHTS

     For a Portfolio Share Outstanding Throughout Each Period.


                                                                             INSTITUTIONAL CLASS SHARES
                                                                             --------------------------

                                                                                  YEAR       PERIOD
                                                                                  ENDED       ENDED
                                                                                 8/31/97     8/31/96(1)
                                                                                ---------   ---------
Net asset value, beginning of year                                              $   17.80   $   17.19
                                                                                ---------   ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                                                0.47***     0.07
Net realized and unrealized gain on investments                                      5.13        0.54
                                                                                ---------   ---------
Total from investment operations                                                     5.60        0.61
                                                                                ---------   ---------
LESS DISTRIBUTIONS:
Dividends from net investment income                                                (0.62)         --
Distributions from capital gains                                                    (2.31)         --
                                                                                ---------   ---------
Total distributions                                                                 (2.93)         --
                                                                                ---------   ---------
Net asset value, end of year                                                    $   20.47   $   17.80
                                                                                =========   =========
Total return (a)                                                                    34.26%       3.55%**
                                                                                =========   =========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's)                                              $  49,334   $  17,425
Operating expenses including reimbursement/waiver/custody earnings credit            0.91%       0.87%*
Operating expenses excluding custody earnings credit                                 0.96%         --
Operating expenses excluding reimbursement/waiver/custody earnings credit            1.18%       0.90%*
Net investment income including reimbursement/waiver/custody earnings credit         2.51%       3.14%*
Portfolio turnover rate                                                                65%         56%**
Average commission rate paid (b)                                                $  0.0222   $  0.0269

-----------------------
        *       Annualized.
        **      Non-annualized.
        ***     The  selected per share data was  calculated  using the weighted average shares outstanding method for the year.
        (1)     Large  Company  Value  Portfolio   Institutional   Class  Shares
                commenced operations on July 15, 1996.
        (a)     Total return  represents  aggregate  total return for the period indicated.
        (b)     Average  commission rate paid per share of portfolio  securities purchased and sold by the Portfolio.


                       See Notes to Financial Statements.

                                       52



WILSHIRE TARGET FUNDS, INC.
SMALL COMPANY GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS

     For a Portfolio Share Outstanding Throughout Each Period.


                                                        INVESTMENT CLASS SHARES
                                        ---------------------------------------------------------
                                          YEAR        YEAR        YEAR        YEAR       PERIOD
                                          ENDED       ENDED       ENDED       ENDED       ENDED
                                         8/31/97     8/31/96     8/31/95     8/31/94     8/31/93(1)
                                        ---------   ---------   ---------   ---------   ---------
Net asset value, beginning of year      $   18.56   $   18.55   $   15.39   $   16.03   $   12.50
                                        ---------   ---------   ---------   ---------   ---------
INCOME FROM INVESTMENT
        OPERATIONS:
Net investment income/(loss)                (0.17)***   (0.19)      (0.07)      (0.04)       0.08
Net realized and unrealized gain
        on investments                       2.38        3.06        3.54        0.90        3.48
                                        ---------   ---------   ---------   ---------   ---------
Total from investment operations             2.21        2.87        3.47        0.86        3.56
                                        ---------   ---------   ---------   ---------   ---------

LESS DISTRIBUTIONS:
Dividends from net investment income           --          --          --          --       (0.03)
Distributions in excess of net investment
        income                                 --          --          --       (0.07)         --
Distributions from capital gains            (4.16)      (2.86)      (0.31)      (1.43)         --
                                        ---------   ---------   ---------   ---------   ---------
Total distributions                         (4.16)      (2.86)      (0.31)      (1.50)      (0.03)
                                        ---------   ---------   ---------   ---------   ---------
Net asset value, end of year            $   16.61   $   18.56   $   18.55   $   15.39   $   16.03
                                        =========   =========   =========   =========   =========
Total return (a)                            15.16%      17.50%      23.04%       5.20%      28.50%**
                                        =========   =========   =========   =========   =========

RATIOS TO AVERAGE NET ASSETS/
        SUPPLEMENTAL DATA:
Net assets, end of year (in 000's)      $  14,471   $  18,049   $  21,882   $  11,188   $   7,527
Operating expenses including
        reimbursement/waiver/custody
        earnings credit                      1.22%       1.01%       0.95%       0.74%         --
Operating expenses excluding custody
        earnings credit                      1.24%         --          --          --          --
Operating expenses excluding
        reimbursement/waiver/custody
        earnings credit                      1.45%       1.05%       1.16%       1.47%       1.40%**
Net investment income/(loss) including
        reimbursement/waiver/custody
        earnings credit                     (1.05)%     (0.78)%     (0.54)%     (0.40)%      0.53%**
Portfolio turnover rate                       105%         87%        111%         46%         55%**
Average commission rate paid (b)        $  0.0175   $  0.0200          --          --          --

------------------------------
         **     Non-annualized.
        ***     The  selected per share data was  calculated  using the weighted average shares outstanding method for the year.
        (1)     Small Company Growth Portfolio Investment Class Shares commenced operations on October 1, 1992.
        (a)     Total return  represents  aggregate  total return for the period indicated.
        (b)     Average  commission rate paid per share of portfolio  securities purchased and sold by the Portfolio.

                       See Notes to Financial Statements.

                                       53



WILSHIRE TARGET FUNDS, INC.
SMALL COMPANY GROWTH PORTFOLIO -- (CONTINUED)
FINANCIAL HIGHLIGHTS

     For a Portfolio Share Outstanding Throughout Each Period.


                                                                             INSTITUTIONAL CLASS SHARES
                                                                             --------------------------

                                                                                  YEAR       PERIOD
                                                                                  ENDED       ENDED
                                                                                 8/31/97     8/31/96(1)
                                                                                ---------   ---------
Net asset value, beginning of year                                              $   18.56   $   16.66
                                                                                ---------   ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)                                                               (0.17)***   (0.02)
Net realized and unrealized gain on investments                                      2.38        1.92
                                                                                ---------   ---------
Total from investment operations                                                     2.21        1.90
                                                                                ---------   ---------
LESS DISTRIBUTIONS:
Dividends from net investment income                                                   --          --
Distributions from capital gains                                                    (4.16)         --
                                                                                ---------   ---------
Total distributions                                                                 (4.16)         --
                                                                                ---------   ---------
Net asset value, end of year                                                    $   16.61   $   18.56
                                                                                =========   =========
Total return (a)                                                                    15.14%      11.40%**



RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's)                                              $   4,599   $   3,577
Operating expenses including reimbursement/waiver/custody earnings credit            1.22%       0.98%*
Operating expenses excluding custody earnings credit                                 1.24%         --
Operating expenses excluding reimbursement/waiver/custody earnings credit            1.45%       1.02%*
Net investment (loss) including reimbursement/waiver/custody earnings credit        (1.05)%     (0.75)%*
Portfolio turnover rate                                                               105%         87%**
Average commission rate paid (b)                                                $  0.0175   $  0.0200

-----------------------------
          *     Annualized.
         **     Non-annualized.
        ***     The  selected per share data was  calculated  using the weighted average shares outstanding method for the year.
        (1)     Small  Company  Growth  Portfolio   Institutional  Class  Shares
                commenced operations on July 15, 1996.
        (a)     Total return  represents  aggregate  total return for the period indicated.
        (b)     Average  commission rate paid per share of portfolio  securities purchased and sold by the Portfolio.


                       See Notes to Financial Statements.

                                       54



WILSHIRE TARGET FUNDS, INC.
SMALL COMPANY VALUE PORTFOLIO
FINANCIAL HIGHLIGHTS

     For a Portfolio Share Outstanding Throughout Each Period.


                                                        INVESTMENT CLASS SHARES
                                        ---------------------------------------------------------
                                          YEAR        YEAR        YEAR        YEAR       PERIOD
                                          ENDED       ENDED       ENDED       ENDED       ENDED
                                         8/31/97     8/31/96     8/31/95     8/31/94     8/31/93(1)
                                        ---------   ---------   ---------   ---------   ---------
Net asset value, beginning of year      $   15.92   $   15.41   $   14.32   $   14.81   $   12.50
                                        ---------   ---------   ---------   ---------   ---------
INCOME FROM INVESTMENT
        OPERATIONS:
Net investment income                        0.40***     0.56        0.55        0.45        0.35
Net realized and unrealized gain/(loss)
        on investments                       4.27        0.95        1.06       (0.45)       2.10
                                        ---------   ---------   ---------   ---------   ---------
Total from investment operations             4.67        1.51        1.61        0.00        2.45
                                        ---------   ---------   ---------   ---------   ---------
LESS DISTRIBUTIONS:
Dividends from net investment income        (0.75)      (0.56)      (0.45)      (0.33)      (0.14)
Distributions from capital gains            (2.59)      (0.44)      (0.07)      (0.16)         --
                                        ---------   ---------   ---------   ---------   ---------
Total distributions                         (3.34)      (1.00)      (0.52)      (0.49)      (0.14)
                                        ---------   ---------   ---------   ---------   ---------
Net asset value, end of year            $   17.25   $   15.92   $   15.41   $   14.32   $   14.81
                                        =========   =========   =========   =========   =========
Total return (a)                            33.73%      10.01%      11.84%      (0.01)%     19.72%**
                                        =========   =========   =========   =========   =========


RATIOS TO AVERAGE NET ASSETS/
        SUPPLEMENTAL DATA:
Net assets, end of year (in 000's)      $  20,299   $  27,329   $  25,978   $  23,438   $  15,155
Operating expenses including
        reimbursement/waiver/custody
        earnings credit                      0.86%       0.88%       0.69%       0.50%         --
Operating expenses excluding custody
        earnings credit                      0.90%         --          --          --          --
Operating expenses excluding
        reimbursement/waiver/custody
        earnings credit                      1.15%       0.92%       0.91%       1.06%       1.32%**
Net investment income including
        reimbursement/waiver/custody
        earnings credit                      2.58%       3.13%       4.12%       3.64%       3.65%**
Portfolio turnover rate                       105%         81%         86%         49%         27%**
Average commission rate paid (b)        $  0.0223   $  0.0238          --          --          --

-----------------------------
        **      Non-annualized.
        ***     The  selected per share data was  calculated  using the weighted average shares outstanding method for the year.
        (1)     Small Company Value Portfolio  Investment Class Shares commenced operations on September 30, 1992.
        (a)     Total return  represents  aggregate  total return for the period indicated.
        (b)     Average  commission rate paid per share of portfolio  securities purchased and sold by the Portfolio.


                       See Notes to Financial Statements.

                                       55



WILSHIRE TARGET FUNDS, INC.
SMALL COMPANY VALUE PORTFOLIO -- (CONTINUED)
FINANCIAL HIGHLIGHTS

     For a Portfolio Share Outstanding Throughout Each Period.


                                                                             INSTITUTIONAL CLASS SHARES
                                                                             --------------------------

                                                                                  YEAR       PERIOD
                                                                                  ENDED       ENDED
                                                                                 8/31/97     8/31/96(1)
                                                                                ---------   ---------
Net asset value, beginning of year                                              $   15.92   $   15.45
                                                                                ---------   ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                                                0.40***     0.06
Net realized and unrealized gain on investments                                      4.27        0.41
                                                                                ---------   ---------
Total from investment operations                                                     4.67        0.47
                                                                                ---------   ---------
LESS DISTRIBUTIONS:
Dividends from net investment income                                                (0.77)         --
Distributions from capital gains                                                    (2.59)         --
                                                                                ---------   ---------
Total distributions                                                                 (3.36)         --
                                                                                ---------   ---------
Net asset value, end of year                                                    $   17.23   $   15.92
                                                                                =========   =========
Total return (a)                                                                    33.74%       3.04%**
                                                                                =========   =========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's)                                              $  26,412   $   7,335
Operating expenses including reimbursement/waiver/custody earnings credit            0.86%       0.85%*
Operating expenses excluding custody earnings credit                                 0.90%         --
Operating expenses excluding reimbursement/waiver/custody earnings credit            1.15%       0.89%*
Net investment income including reimbursement/waiver/custody earnings credit         2.58%       3.16%*
Portfolio turnover rate                                                               105%         81%**
Average commission rate paid (b)                                                $  0.0223   $  0.0238

----------------------------
          *     Annualized.
         **     Non-annualized.
        ***     The  selected per share data was  calculated  using the weighted average shares outstanding method for the year.
        (1)     Small  Company  Value  Portfolio   Institutional   Class  Shares
                commenced operations on July 15, 1996.
        (a)     Total return  represents  aggregate  total return for the period indicated.
        (b)     Average  commission rate paid per share of portfolio  securities purchased and sold by the Portfolio.


                       See Notes to Financial Statements.

                                       56

WILSHIRE TARGET FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


1.       SIGNIFICANT ACCOUNTING POLICIES.

         Wilshire Target Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company, which was incorporated under Maryland law on July 30, 1992. The Fund operates as a series company having four series: Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio and Small Company Value Portfolio (the "Portfolios"). The Fund accounts separately for the assets, liabilities and operations of each series.

Each of the Portfolios offers Investment and Institutional Class shares (the "shares"), each of which has equal rights as to Class and voting privileges. The Investment Class has exclusive voting rights with respect to its service and distribution plan. Investment income, realized and unrealized capital gains and losses and the common expenses of each Portfolio are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Portfolio. Each class of shares differs in its respective service and distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements.

Portfolio valuation: Each Portfolio's investment securities are valued at the last sale price on the securities exchange or national securities market on which such securities primarily are traded. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Short-term investments are carried at amortized cost, which approximates value. Any securities or other assets for which recent market quotations are not readily available are valued at fair value as determined in good faith pursuant to procedures adopted by the Board of Directors.

Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, amortization of discount on investments is recognized on the accrual basis.

Expenses: Operating expenses directly attributable to a class of shares are charged to that class' operations. Expenses of the Portfolios not directly attributable to the

                                       57


WILSHIRE TARGET FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------


operations of any class of shares are prorated among the classes to which the expense relates based on the relative net assets of each class of shares. Expenses and fees, including the advisory and administration fees, are accrued daily and taken into account for the purpose of determining the net asset value of each Portfolio's shares.

Dividends and distributions to shareholders: Distributions from net investment income, if any, are declared and paid annually. The Portfolio's net realized capital gains, unless offset by any available capital loss carryforward, are distributed to shareholders annually. Additional distributions of net investment income and capital gains may be made at the discretion of the Board of Directors in order to avoid the application of a 4% non-deductible Federal excise tax. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Portfolios, timing differences and differing characterization of distributions made by each Portfolio as a whole.

Federal income taxes: The Fund intends to qualify each year as a regulated investment company by complying with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and by, among other things, distributing substantially all of its earnings to shareholders. Therefore, no Federal income tax provision is required.

2.       INVESTMENT ADVISORY FEE, ADMINISTRATION FEE AND OTHER TRANSACTIONS.

         The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with Wilshire Associates Incorporated ("Wilshire"). Under the terms of the Advisory Agreement dated July 11, 1996, the Fund has agreed to pay Wilshire a fee, computed daily and paid monthly, at the annual rate of .25 of 1% of the value of each Portfolio's average daily net assets. However, the Advisory Agreement also includes a fifteen-month expense limitation provision. For the fifteen-month period commencing July 11, 1996, Wilshire has agreed that, if the aggregate operating expenses of any Portfolio (exclusive of interest, taxes, brokerage, 12b-1 plan fees and extraordinary expenses) for such period exceed the annual rate specified in the following table for such Portfolio, the investment advisory fee otherwise payable for that period by the Portfolio under the Advisory Agreement will be reduced by the amount of the excess, but not below an annual fee rate of .10 of 1% of such Portfolio's average daily net assets.


         FUND                               ANNUAL RATE (%)
         ----                               ---------------
Large Company Growth Portfolio                   .80
Large Company Value Portfolio                    .77
Small Company Growth Portfolio                   .91
Small Company Value Portfolio                    .66


                                       58



WILSHIRE TARGET FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------


In addition, Wilshire voluntarily has undertaken to waive such additional portion of its fee otherwise payable under the Advisory Agreement as is in excess of the rate payable under its prior agreement with the Fund (.10% of 1% of each Portfolio's average daily net assets). The voluntary waiver may be terminated at any time by Wilshire by notice to the Directors of the Fund.

First Data Investor Services Group, Inc. ("Investor Services Group"), a wholly-owned subsidiary of First Data Corporation, serves as the Fund's administrator pursuant to an administration agreement (the "Administration Agreement"). Under the terms of the Administration Agreement, the Fund has agreed to pay Investor Services Group a fee, computed daily and paid monthly, at the annual rate of .15 of 1% of the Fund's monthly average net assets up to aggregate assets of $1 billion, .10 of 1% of the Fund's monthly average net assets on the next $4 billion in aggregate assets, and .08 of 1% of the Fund's monthly average net assets on the excess net assets. In addition, the Fund has agreed to pay Investor Services Group an annual fee of $25,000 per each Portfolio and $2,000 for each additional class.

For the year ended August 31, 1997, Wilshire and Investor Services Group voluntarily waived fees and reimbursed expenses as follows:

                                     FEES WAIVED         EXPENSES REIMBURSED
             FUND                    BY WILSHIRE     BY INVESTOR SERVICES GROUP
             ----                    -----------     --------------------------

Large Company Growth Portfolio       $  93,760              $  24,498
Large Company Value Portfolio           61,731                 27,823
Small Company Growth Portfolio          28,073                 12,169
Small Company Value Portfolio           56,378                 37,363

The Northern Trust Company serves as the Fund's custodian. Each Portfolio maintains a cash balance with its custodian and receives a reduction of its custody fees and expenses for the amount of interest earned on such uninvested cash balances. The amounts are presented as Custody earnings credits in the Statements of Operations.

No officer, director or employee of Wilshire, Investor Services Group, or any affiliate thereof, receives any compensation from the Fund for serving as Director or officer of the Fund. The Fund pays each unaffiliated Director an annual fee of $3,000 plus an additional $2,500 for each board meeting attended. The Fund also reimburses expenses incurred by the unaffiliated Directors in attending such meetings.



                                       59


WILSHIRE TARGET FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------


3.       SERVICE AND DISTRIBUTION PLAN.

         The Directors and shareholders of the Fund have adopted a service and distribution plan (the "Plan") pursuant to Rule 12b-1 adopted by the Securities and Exchange Commission under the 1940 Act, with respect to the Investment Class shares of each Portfolio. Under the Plan, the Fund reimburses First Data Distributors, Inc., the Fund's distributor, at an annual rate of up to .25 of 1% of the value of the average daily net assets attributable to the Investment Class shares of each Portfolio for certain shareholder services provided by securities dealers or other financial intermediaries ("service fees") and for certain distribution expenses for the purpose of financing any activity intended to result in the sale of Investment Class shares. Prior to June 3, 1997, the Plan permitted the reimbursement of service fees only.

4.       SECURITIES TRANSACTIONS.

         For the year ended August 31, 1997 aggregate cost of purchases and proceeds from sales of securities, other than short-term investments, were as follows:


         FUND                                PURCHASES          SALES
         ----                                ---------          -----

Large Company Growth Portfolio            $ 90,413,325      $ 23,282,850
Large Company Value Portfolio               42,629,700        26,881,186
Small Company Growth Portfolio              18,038,684        23,252,430
Small Company Value Portfolio               40,971,866        39,475,234

At August 31, 1997, aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over value for Federal income tax purposes was as follows:

                                           TAX BASIS        TAX BASIS
                                           UNREALIZED      UNREALIZED
         FUND                             APPRECIATION    DEPRECIATION
         ----                             ------------    ------------

Large Company Growth Portfolio          $   23,521,211    $    665,863
Large Company Value Portfolio               10,457,811         354,327
Small Company Growth Portfolio               4,233,556         828,134
Small Company Value Portfolio                8,134,434         462,716


                                       60




WILSHIRE TARGET FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------

5.       ORGANIZATION COSTS

         The Portfolios bear all costs in connection with their organization, including registration and notification fees and expenses with respect to the sale of their shares under Federal and state securities regulations. All such costs are being amortized on the straight-line method over a period of five years from commencement of operations.

6.       SUBSEQUENT EVENT

         The Fund recently established two new series: Intermediate Corporate Bond Portfolio and Long-Term Corporate Bond Portfolio (the "New Portfolios"). The New Portfolios offer Investment Class and Institutional Class Shares. The New Portfolios expect to commence operations on or about November 1, 1997.



                                       61




WILSHIRE TARGET FUNDS, INC.
REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Shareholders and Board of Directors of Wilshire Target Funds, Inc.:

     We have audited the accompanying statements of assets and liabilities of Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio and Small Company Value Portfolio (four series of Wilshire Target Funds, Inc.) including the statements of investments, as of August 31, 1997 and the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated therein.These financial statements and financial highlights are the responsibility of Wilshire Target Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the aforementioned series of Wilshire Target Funds, Inc. as of August 31, 1997, the results of their operations, the changes in their net assets, and their financial highlights for the periods indicated-therein, in conformity with generally accepted accounting principles.

                                                      Coopers & Lybrand L.L.P.

Boston, Massachusetts
October 3, 1997


                                       62





WILSHIRE TARGET FUNDS, INC.
TAX INFORMATION
(UNAUDITED)
--------------------------------------------------------------------------------

     Long-Term Capital Gains

     The amounts of long-term capital gains paid for the fiscal year ended August 31, 1997 were as follows:


          Fund                                        Total
          ----                                        -----

Large Company Growth Portfolio .............      $ 3,652,224
Large Company Value Portfolio ..............        2,749,118
Small Company Growth Portfolio .............        2,438,979
Small Company Value Portfolio ..............        2,603,628


     Of the distributions made by the following Portfolios, the corresponding percentage represents the amount of each distribution which will qualify for the dividends received deduction available to corporate shareholders:


          Fund                                      Percentage
          ----                                      ----------

Large Company Growth Portfolio .............          85.12%
Large Company Value Portfolio ..............          53.82%
Small Company Growth Portfolio .............         100.00%
Small Company Value Portfolio ..............          54.92%